UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5295

                        Dreyfus Cash Management Plus, Inc.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:  1/31


Date of reporting period: 7/31/03



                                         FORM N-CSR

Item 1.      Reports to Stockholders.


Dreyfus Cash Management

Funds

SEMIANNUAL REPORT July 31, 2003

DREYFUS CASH MANAGEMENT

DREYFUS CASH MANAGEMENT PLUS

DREYFUS GOVERNMENT CASH MANAGEMENT

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

DREYFUS TREASURY CASH MANAGEMENT

DREYFUS TREASURY PRIME CASH MANAGEMENT

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

DREYFUS TAX EXEMPT CASH MANAGEMENT





           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value

Contents

The Funds
--------------------------------------------------------------------------------

Letter  to Shareholders (Taxable)                                              3

Letter  to Shareholders (Tax-Exempt)                                           5

Statements  of Investments                                                     7

Statements  of Assets and Liabilities                                         38

Statements  of Operations                                                     40

Statements  of Changes in Net Assets                                          42

Financial  Highlights                                                         46

Notes  to Financial Statements                                                55

For More Information
--------------------------------------------------------------------------------

Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus portfolio are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus portfolio.


The Funds

                                                  Dreyfus Cash Management Funds

LETTER TO  SHAREHOLDERS

Dear Shareholder:

We present the semiannual report for Dreyfus Cash Management Funds (Taxable). For the six-month period ended July 31, 2003, the six taxable money market funds that comprise Dreyfus Cash Management Funds (Taxable) produced the following
annualized    yields    and    annualized    effective    yields:   (1)
--------------------------------------------------------------------------------

                                                                    Annualized
                                             Annualized              Effective
                                               Yield (%)             Yield (%)
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

Institutional Shares                                1.09                  1.10

Investor Shares                                     0.84                  0.85

Administrative Shares                               0.99                  1.00

Participant Shares                                  0.69                  0.70
--------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

Institutional Shares                                1.18                  1.18

Investor Shares                                     0.93                  0.93

Administrative Shares                               1.08                  1.08

Participant Shares                                  0.78                  0.78
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT CASH MANAGEMENT

Institutional Shares                                1.13                  1.13

Investor Shares                                     0.88                  0.88

Administrative Shares                               1.03                  1.03

Participant Shares                                  0.73                  0.73
--------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

Institutional Shares                                1.05                  1.05

Investor Shares                                     0.80                  0.80

Administrative Shares                               0.95                  0.95

Participant Shares                                  0.65                  0.65
--------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

Institutional Shares                                1.04                  1.04

Investor Shares                                     0.79                  0.79

Administrative Shares                               0.94                  0.94

Participant Shares                                  0.64                  0.64
--------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

Institutional Shares                                1.01                  1.01

Investor Shares                                     0.76                  0.76

Administrative Shares                               0.91                  0.91

Participant Shares                                  0.61                  0.61

Economic and Market Environment

The U.S. economy continued to struggle when the reporting period began, as evidenced by the first quarter of 2003's annualized GDP growth rate of just 1.4%. Previous hopes of a more robust economic rebound faded as mounting fear of war with Iraq caused consumer confidence to fall. However, some positive indicators remained, including rising home sales and a modest expansion of manufacturing activity. Amid these mixed signals, the Federal Reserve Board (the "Fed") left the federal funds rate unchanged at its March meeting.

In March, the Fed indicated that uncertainty regarding the war with Iraq was so great that it could not adequately assess prevailing economic risks. However, investors became more optimistic as the conflict progressed toward a quick resolution, and money market yields rose at the longer end of the curve.

After the war began winding down in April, investors' attention returned to the prospects for the U.S. economy. Initially, economic news continued to disappoint. The manufacturing sector contracted in April, and the unemployment rate rose to 6%. In addition, uncertainty remained regarding the likelihood of continued spending among consumers, despite the stimulative effects of low
mortgage    rates.

In May, the economy finally began to show signs of more sustainable improvement. A key purchasing index rose significantly, suggesting improvement in the manufacturing sector, and consumer confidence rebounded to its highest levels in almost a year. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, moderating oil prices, rising productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, stating that economic risks were "weighted toward weakness for the foreseeable future."

In June, economic indicators continued to improve, including stronger consumer confidence and robust existing and new home sales. The ISM Non-Manufacturing Index rose more than expected, spurring an improvement in market sentiment, and it was later estimated that U.S. GDP expanded at a higher than expected 2.4% annual

                                                                      The Funds




LETTER TO SHAREHOLDERS (CONTINUED)

ized rate for the second quarter. On the other hand, the unemployment rate climbed to 6.4% , its highest level in nine years.

Most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, lowering the federal funds rate 25 basis points to 1%. However, because the Fed did not cut rates by 50 basis points as some investors had expected, money market yields rose in the wake of the Fed's announcement.

In July, the ISM Manufacturing Index expanded for the first time since February, rising to a point that most analysts consider to be an indicator of economic expansion. At the same time, jobless claims and the unemployment rate moderated from the previous month's relatively high levels. However, prices of longer-term bonds plunged amid concerns of a greater than expected economic recovery, and a rising supply of U.S. Treasury securities put additional downward pressure on prices. Many money market participants remained on the sidelines in this volatile environment, waiting for the dust to settle and watching for buying opportunities.

Portfolio Focus

The money market yield curve was basically flat through the Fed's June meeting, and it made little sense to us to lock in such low current yields for an extended period. As a result, we allowed the funds' weighted average maturities to shorten gradually. However, when the curve steepened in July, we generally re-extended the funds' weighted average maturities to capture incrementally higher yields at the longer end of the curve. Of course, we are prepared to alter our current strategy should economic data necessitate a change.

  Sincerely,


  Patricia A. Larkin
  Senior Portfolio Manager
  August 15, 2003
  New York, N.Y.

     (1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.



LETTER TO  SHAREHOLDERS

Dear Shareholder:

We present this semiannual report for Dreyfus Cash Management Funds (Tax Exempt) .. For the six-month period ended July 31, 2003, the following three tax-exempt Dreyfus Cash Management Funds produced the following annualized yields and
annualized    effective    yields:   (1)
--------------------------------------------------------------------------------

                                                                    Annualized
                                             Annualized              Effective
                                               Yield (%)             Yield (%)
--------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

Institutional Shares                                0.99                  0.99

Investor Shares                                     0.74                  0.74

Administrative Shares                               0.89                  0.89

Participant Shares                                  0.59                  0.59
--------------------------------------------------------------------------------

DREYFUS N.Y. MUNICIPAL CASH MANAGEMENT

Institutional Shares                                0.94                  0.94

Investor Shares                                     0.69                  0.69

Administrative Shares                               0.84                  0.84

Participant Shares                                  0.54                  0.54
--------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

Institutional Shares                                0.96                  0.96

Investor Shares                                     0.71                  0.71

Administrative Shares                               0.86                  0.86

Participant Shares                                  0.56                  0.56

Economic and Market Environment

Despite a generally improving outlook for the U.S. economy and signs of greater investor optimism, yields of tax-exempt money market funds reached historical lows during the reporting period. The Federal Reserve Board (the "Fed") reduced short-term interest rates by 25 basis points in late June, driving the federal funds rate to a 45-year low of 1%. In addition, the Fed suggested that it intended to keep interest rates low for the foreseeable future to help stimulate a more robust economic recovery and guard against potential deflationary pressures. As a result, yields of tax-exempt securities with maturities ranging from overnight to one year fell below 1% during the reporting period and remained there throughout the reporting period.

Early in the reporting period, geopolitical uncertainty contributed to cautious attitudes among investors. The economy remained weak as consumers and businesses continued to rein in spending. These factors caused yields of tax-exempt money market instruments to trend lower. At the same time, robust demand for relatively stable, short-term investment alternatives put additional downward
pressure    on    money    market    yields.

At the same time, the supply of newly issued municipal money market securities rose sharply as the weak economy took its toll on tax revenues. Tax receipts fell short of many states' and municipalities' budgeted projections and, as a result, many states and municipalities issued short-term municipal securities to finance operating budget deficits. The rising supply of newly issued securities helped make tax-exempt securities attractive relative to their taxable counterparts. During the reporting period, tax-exempt money market securities provided between approximately 85% and 100% of the yield of comparable-term U.S. Treasury bills, resulting in attractive after-tax returns compared to historical norms for many investors. In fact, because some states and cities have raised taxes to bridge their budget deficits for the next fiscal year, we believe that the tax advantages of municipal securities may increase. For example, both New York state and New York City increased income taxes, which may make the after-tax returns of Dreyfus New York Municipal Cash Management more valuable to New York residents.

                                                                 The Funds



LETTER TO SHAREHOLDERS (CONTINUED)

Portfolio Focus

In this challenging market environment, we attempted to maintain higher yields by maintaining their weighted average maturities toward the long end of their ranges, effectively locking in higher, existing yields for a longer period while interest rates declined. However, our ability to capture higher yields was limited by a relatively flat yield curve during much of the reporting period

We also attempted to capture higher yields by increasing the funds' holdings of commercial paper and municipal notes and reducing their exposure to variable-rate demand notes. Whenever possible, we attempted to structure " laddered" portfolios of commercial paper and municipal notes, in which securities mature in stages. This strategy is designed to guard against the risk that a disproportionate percentage of the funds' investments will mature at any given time, potentially requiring us to reinvest at unfavorable rates. We generally favored securities with maturities between three and nine months for the laddered portion of each fund.

As issuers' face deteriorating fiscal conditions, we attempted to purchase securities with high credit quality. In many cases, we favored securities backed by third-party insurance or other guarantees, such as bank letters of credit.(2) This was particularly true of the holdings from New York issuers contained in Dreyfus New York Municipal Cash Management. In the New York fund, we also tended to focus on municipal notes from local school districts that we considered fiscally strong and relatively independent of state aid.

Because we believe that the Fed is likely to keep interest rates low for the foreseeable future, the funds ended the reporting period with relatively long weighted average durations. However, we have begun to see signs of higher levels of sustainable economic activity. As a result, the yield curve, which is anchored at the short end by the 1% federal funds rate, recently began to steepen. Accordingly, we are hopeful that tax-exempt money market yields have already bottomed.

  Sincerely,


  Colleen Meehan
  Portfolio Manager
  August 15, 2003
  New York, NY

     (1) AN INVESTMENT IN EACH FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. FOR THE NATIONAL FUNDS, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. FOR THE NEW YORK FUND, INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR OUT-OF-STATE RESIDENTS. FOR EACH FUND, SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

     (2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUNDS' SHARES.



STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT                                                                             Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--3.5%

Bank of New York

  1.85%, 8/22/2003                                                                                  60,000,000         60,000,663

LaSalle National Bank N.A.

  1.00%, 9/11/2003                                                                                  50,000,000         50,000,000

Wachovia Bank & Trust Co

  1.05%, 10/20/2003                                                                                150,000,000  (a)   150,000,000

Wells Fargo Bank N.A.

  1.03%--1.21%, 8/1/2003--9/5/2003                                                                 150,000,000        149,999,029

Wilmington Trust Co.

  1.13%, 10/9/2003                                                                                  50,000,000         50,000,954

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $460,000,646)                                                                                                 460,000,646
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--48.9%

ANZ (DE) Inc.

  1.04%, 12/11/2003                                                                                 70,000,000         69,733,067

Abbey National North America

  1.10%, 8/1/2003                                                                                  500,000,000        500,000,000

American General Finance Corp.

  1.09%, 8/1/2003                                                                                   50,000,000         50,000,000

Bear Stearns Cos. Inc.

  1.03%--1.20%, 8/21/2003--9/25/2003                                                               360,000,000        359,578,611

Canadian Imperial Holdings Inc.

  1.20%, 8/25/2003                                                                                 400,000,000        399,680,000

Citigroup Global Markets Holdings Inc.

  1.21%, 8/6/2003                                                                                  375,000,000        374,936,979

Credit Lyonnais N.A. Inc.

  1.21%, 8/21/2003                                                                                 100,000,000         99,932,778

Danske Corp.,Delaware

  1.03%--1.20%, 8/11/2003--10/3/2003                                                               490,700,000        490,231,819

Deutsche Bank Financial LLC

  1.10%, 8/1/2003                                                                                  500,000,000        500,000,000

FCAR Owner Trust

  1.20%--1.22%, 8/14/2003--8/19/2003                                                               300,000,000        299,839,279

General Electric Capital Corp.

  1.20%--1.22%, 8/5/2003--8/7/2003                                                                 600,000,000        599,901,223

General Electric Capital Services Inc.

  .96%, 8/12/2003                                                                                   50,000,000         49,985,333

General Electric Co.

  1.07%-1.13%, 8/12/2003--10/3/2003                                                                250,000,000        249,588,153

ING (US) Funding LLC

  1.02%--1.03%, 9/23/2003--1/2/2004                                                                298,000,000        297,236,790

J.P. Morgan Chase & Co.

  1.11%, 8/1/2003                                                                                  136,500,000        136,500,000

Morgan Stanley Group Inc.

  1.11%--1.13%, 12/9/2003--1/9/2004                                                                200,000,000        200,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)

Natexis Banques Populaires U.S. Finance Co. LLC

  1.03%, 10/10/2003--10/17/2003                                                                    260,000,000        259,440,291

New Center Asset Trust

  1.20%--1.21%, 8/5/2003--8/12/2003                                                                150,000,000        149,956,361

Prudential Funding LLC

  1.06%, 8/1/2003                                                                                  300,000,000        300,000,000

Rabobank USA Financial Corp

  1.01%, 12/29/2003                                                                                150,000,000        149,375,000

Societe Generale N.A Inc.

  1.19%--1.25%, 9/3/2003--10/16/2003                                                               400,000,000        399,181,930

UBS Finance Delaware LLC

  1.11%, 8/1/2003                                                                                  500,000,000        500,000,000

TOTAL COMMERCIAL PAPER

  (cost $6,435,097,614)                                                                                             6,435,097,614
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--5.3%

CC (USA) Inc.

  1.08%, 8/1/2003                                                                                  200,000,000  (a,b)   200,000,000

Paradigm Funding LLC

  1.07%, 10/22/2003--10/28/2003                                                                    300,000,000  (a,b)   300,000,000

U.S. Bank National Association

  1.05%, 3/15/2004                                                                                 200,000,000  (a)   199,987,663

TOTAL CORPORATE NOTES

  (cost $699,987,663)                                                                                                 699,987,663
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.5%

Goldman Sachs Group Inc.

 1.22%--1.82%, 10/15/2003--7/21/2004

  (cost $595,000,000)                                                                              595,000,000  (c)   595,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM BANK NOTES--10.8%

Bank One N.A.

  1.05%, 2/24/2004                                                                                 275,000,000  (a)   274,984,311

M&I Marshall & Ilsley Bank Milwaukee

  1.05%, 6/17/2004                                                                                 100,000,000  (a)    99,991,159

National City Bank

  1.45%, 11/10/2003                                                                                100,000,000        100,002,764

National City Bank

  1.05%--1.06%, 10/8/2003--2/23/2004                                                               450,000,000  (a)   449,989,164

Wells Fargo Bank N.A.

  1.05%, 1/15/2004                                                                                 500,000,000  (a)   500,000,000

TOTAL SHORT-TERM BANK NOTES

  (cost $1,424,967,398)                                                                                             1,424,967,398


                                                                                                     Principal

DREYFUS CASH MANAGEMENT (CONTINUED)                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--13.5%

Federal Home Loan Banks, Discount Notes

  1.03%, 8/27/2003                                                                                 200,000,000        199,851,222

Federal Home Loan Banks, Notes

  1.30%--1.39%, 3/5/2004--4/14/2004                                                                450,000,000        450,000,000

Federal National Mortgage Association, Floating Rate Notes

  1.01%--1.03%, 6/17/2004--1/10/2005                                                               349,815,529  (a)   349,815,529

Federal National Mortgage Association, Notes

  1.01%--1.17%, 7/26/2004--8/17/2004                                                               747,500,000        747,500,000

Student Loan Marketing Association, Discount Notes

  .95%, 8/1/2003                                                                                     7,000,000          7,000,000

Student Loan Marketing Association, Notes

  1.01%, 7/21/2004                                                                                  25,000,000         25,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $1,779,166,751)                                                                                             1,779,166,751
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--13.5%

Fifth Third Bank (Grand Cayman)

  1.06%, 8/1/2003                                                                                  500,000,000        500,000,000

HSBC Bank USA (Grand Cayman)

  1.09%, 8/1/2003                                                                                  500,000,000        500,000,000

M&I Marshall & Ilsley Bank Milwaukee (Grand Cayman)

  .94%, 8/1/2003                                                                                   281,000,000        281,000,000

Regions Bank (Grand Cayman)

  1.06%, 8/1/2003                                                                                  500,000,000        500,000,000

TOTAL TIME DEPOSITS

  (cost $1,781,000,000)                                                                                             1,781,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $13,175,220,072)                                                                100.0%     13,175,220,072

CASH AND RECEIVABLES (NET)                                                                                 .0%          1,710,754

NET ASSETS                                                                                              100.0%     13,176,930,826

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION,  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE RESOLD  IN  TRANSACATIONS  EXEMPT  FROM
     REGISTRATION,  NORMALLY  TO  QUALIFIED  BUYERS.  AT JULY  31,  2003,  THESE
     SECUIRITIES AMOUNTED TO $500,000,000 OR 3.8% OF NET ASSETS.

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  FROM  10/15/2002  TO  7/23/2003  AT A  COST  OF
     $595,000,000. AT JULY 31, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WAS
     $595,000,000  REPRESENTING  APPROXIMATELY 4.5% OF NET ASSETS AND ARE VALUED
     AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                                    Principal
DREYFUS CASH MANAGEMENT PLUS, INC.                                                                 Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--42.3%
------------------------------------------------------------------------------------------------------------------------------------

Abbey National PLC (Yankee)

  1.06%, 2/18/2004                                                                                  50,000,000  (a)    49,996,539

Alliance & Leicester PLC (London)

  1.53%--1.74%, 10/14/2003--11/21/2003                                                             250,000,000        250,003,911

BNP Paribas (London)

  1.20%, 5/19/2004                                                                                 200,000,000        200,016,027

BNP Paribas (Yankee)

  1.05%--1.06%, 3/10/2004--6/7/2004                                                                400,000,000  (a)   399,958,873

Bank of New York

  1.45%, 10/29/2003                                                                                100,000,000        100,090,018

Bank of Nova Scotia (Yankee)

  1.51%--1.64%, 10/6/2003--11/18/2003                                                              400,000,000        399,990,430

Barclays Bank PLC (London)

  1.01%--1.07%, 9/16/2003--12/22/2003                                                              563,000,000        563,029,819

Barclays Bank PLC (Yankee)

  1.04%, 12/22/2003                                                                                500,000,000        500,000,000

Bayerische Landesbank Girozentrale (London)

  1.03%, 10/14/2003                                                                                275,000,000        275,008,456

Citibank NA

  1.04%, 10/28/2003                                                                                 90,000,000         90,000,000

Credit Agricole Indosuez S.A. (Yankee)

  1.05%--1.06%, 1/12/2004--3/31/2004                                                             1,000,000,000  (a)   999,942,175

Credit Lyonnais N.A. Inc. (Yankee)

  1.06%, 6/7/2004                                                                                  250,000,000  (a)   249,956,930

Credit Lyonnais N.A. Inc. (London)

  1.21%, 8/15/2003                                                                                 100,000,000        100,001,540

Credit Suisse First Boston (Yankee)

  1.91%, 9/19/2003                                                                                 250,000,000        250,000,000

HBOS Treasury Services PLC (London)

  1.04%--1.64%, 8/29/2003--12/30/2003                                                              500,000,000        500,020,161

Harris Trust & Savings Bank

  2.07%, 8/19/2003                                                                                 125,000,000        124,999,389

ING Bank N.V. (London)

  1.05%, 10/10/2003                                                                                100,000,000        100,000,000

KBC Bank N.V. (Yankee)

  1.05%, 1/7/2004                                                                                  500,000,000        500,000,000

Natexis Banques Populares (Yankee)

  1.04%--1.26%, 8/18/2003--12/22/2003                                                              640,000,000        639,996,800

Norddeutsche Landesbank Girozentrale (Yankee)

  1.28%, 4/14/2004                                                                                 200,000,000  (a)   199,978,878

San Paolo IMI SpA (London)

  1.05%, 12/24/2003                                                                                100,000,000        100,000,000

Societe Generale (Yankee)

  1.05%, 3/8/2004                                                                                  250,000,000  (a)   249,984,804

Svenska Handelsbanken (Yankee)

  1.51%, 11/18/2003                                                                                 80,000,000         79,998,807

Swedbank (Yankee)

  1.07%--1.10%, 10/1/2003--1/21/2004                                                               600,000,000  (a)   599,983,720

Toronto-Dominion Bank (Yankee)

  1.44%--1.80%, 8/12/2003--11/12/2003                                                              320,000,000        320,003,717


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEGOTIABLE BANK CERTIFICATES OF DEPOSIT (CONTINUED)

Toronto-Dominion Bank (Yankee)

  1.06%, 2/24/2004                                                                                 300,000,000  (a)   299,991,459

Unicredito Italiano SpA (London)

  1.05%--1.65%, 8/18/2003--1/7/2004                                                                850,000,000        850,027,943

Wachovia Bank & Trust Co.

  1.05%, 10/20/2003                                                                                200,000,000  (a)   200,000,000

Wells Fargo Bank N.A.

  1.04%, 8/4/2003                                                                                   30,000,000         30,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

  1.05%-1.51%, 11/12/2003-1/12/2004                                                                500,000,000        500,000,000

Westdeutsche Landesbank Girozentrale (Yankee)

  1.05%--1.07%, 12/17/2003--3/8/2004                                                               600,000,000  (a)   600,000,000

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

  (cost $10,322,980,396)                                                                                           10,322,980,396
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--17.8%

Alliance & Leicester PLC

  1.02%, 12/8/2003                                                                                  80,000,000         79,710,467

Citigroup Global Market Holdings Inc.

  1.04%, 10/8/2003                                                                                 200,000,000        199,607,111

Den Norske Bank ASA

  1.00%, 10/10/2003                                                                                100,000,000         99,805,556

Depfa Bank PLC

  1.00%--1.05%, 9/18/2003--10/20/2003                                                              300,000,000  (b)   299,352,777

Deutsche Bank Financial LLC Inc.

  1.10%, 8/1/2003                                                                                  500,000,000        500,000,000

Eurohypo AG

  1.20%--1.30%, 8/13/2003--12/9/2003                                                               577,000,000  (b)   575,471,200

General Electric Capital Corp.

  1.01%--1.22%, 8/5/2003--3/8/2004                                                               1,100,000,000      1,098,427,332

General Electric Capital Services

  1.01%, 3/8/2004                                                                                  175,000,000        173,930,556

Lehman Brothers Holdings Inc.

  1.06%, 11/26/2003--12/5/2003                                                                     200,000,000        200,000,000

Morgan Stanley & Co. Inc.

  1.13%, 12/9/2003                                                                                 100,000,000        100,000,000

MPS U.S. Commercial Paper Corp.

  1.04%, 10/3/2003                                                                                  49,500,000         49,409,910

New Center Asset Trust

  1.00%, 12/8/2003                                                                                  70,000,000         69,749,167

Norddeutsche Landesbank Luxembourg S.A.

  1.05%, 1/5/2004                                                                                  100,000,000         99,544,264

Swedbank Inc.

  1.42%, 8/15/2003                                                                                 200,000,000        199,890,722

UBS Finance Delaware LLC

  1.11%, 8/1/2003                                                                                  500,000,000        500,000,000

Unicredito Italiano (DE) Inc.

  1.00%, 9/12/2003                                                                                  92,000,000         91,892,667

TOTAL COMMERCIAL PAPER

  (cost $4,336,791,729)                                                                                             4,336,791,729

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--9.7%

Abbey National Treasury Services PLC

  1.07%, 9/30/2003                                                                                 300,000,000  (a)   299,982,740

General Electric Capital Corp.

  1.22%, 11/20/2003                                                                                125,000,000  (a)   125,052,112

Lehman Brothers Holdings Inc.

  .99%, 4/1/2004                                                                                    32,322,000         33,513,655

Merrill Lynch & Co. Inc.

  1.07%, 1/14/2004                                                                                 150,000,000  (a)   150,152,547

Nordea Bank Finland PLC

  1.05%, 5/21/2004                                                                                 150,000,000  (a)   149,981,926

Paradigm Funding LLC

  1.08%, 10/31/2003                                                                                425,000,000  (a,b)   425,000,000

Societe Generale N.A. Inc.

  1.05%--1.06%, 2/13/2004--2/18/2004                                                               675,000,000  (a)   674,978,851

U.S. Bank N.A.

  1.05%, 3/15/2004                                                                                 200,000,000  (a)   199,987,466

Wells Fargo & Co.

  1.82%, 8/15/2003                                                                                  75,840,000         75,909,814

Wells Fargo & Co.

  1.05%, 5/21/2004                                                                                 225,000,000  (a)   224,982,012

TOTAL CORPORATE NOTES

  (cost $2,359,541,123)                                                                                             2,359,541,123
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--3.5%

Goldman Sachs Group Inc.

 1.41%--2.01%, 10/15/2003--1/21/2004

  (cost $860,000,000)                                                                              860,000,000  (c)   860,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT TERM BANK NOTES--12.5%

Abbey National PLC

  1.06%, 11/18/2003                                                                                500,000,000  (a)   499,977,424

Bank One N.A.

  1.07%, 12/23/2003                                                                                100,000,000  (a)   100,000,000

BNP Paribas

  1.06%, 6/16/2004                                                                                 400,000,000  (a)   399,929,495

Marshall & Ilsley Bank Milwaukee

  1.05%, 3/12/2004                                                                                 125,000,000  (a)   124,988,433

National City Bank

  1.04%--1.08%, 8/22/2003--2/23/2004                                                             1,440,000,000  (a)   1,440,017,221

Swedbank

  1.08%, 9/10/2003                                                                                 200,000,000  (a)   199,993,400

Wells Fargo Bank N.A.

  1.05%, 8/13/2003                                                                                 100,000,000  (a)   100,000,163

Westdeutsche Landesbank Girozentrale

  1.07%, 9/10/2003                                                                                 200,000,000  (a)   199,993,401

TOTAL SHORT TERM BANK NOTES

  (cost $3,064,899,537)                                                                                             3,064,899,537


                                                                                                     Principal
DREYFUS CASH MANAGEMENT PLUS, INC. (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--6.7%

Federal Home Loan Banks, Notes

  1.05%--1.41%, 3/8/2004--7/14/2004                                                                900,000,000        900,000,000

Federal National Mortgage Association, Notes

  1.02%--1.17%, 7/26/2004--8/17/2004                                                               750,000,000        750,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $1,650,000,000)                                                                                             1,650,000,000
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSITS--7.5%

Fifth Third Bank (Grand Cayman)

  1.00%, 8/1/2003                                                                                  128,000,000        128,000,000

Fortis Bank Generale De Belgie (Grand Cayman)

  1.13%, 8/1/2003                                                                                  400,000,000        400,000,000

KBC Bank N.V. (Grand Cayman)

  1.08%, 8/1/2003                                                                                  500,000,000        500,000,000

Rabobank Nederland (Grand Cayman)

  1.10%, 8/1/2003                                                                                  300,000,000        300,000,000

Royal Bank of Canada (Grand Cayman)

  1.03%, 8/1/2003                                                                                  250,000,000        250,000,000

Sun Trust Bank (Grand Cayman)

  1.03%, 8/1/2003                                                                                  250,000,000        250,000,000

TOTAL TIME DEPOSITS

  (cost $1,828,000,000)                                                                                             1,828,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $24,422,212,785)                                                                100.0%     24,422,212,785

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (0.0%)        (5,354,341)

NET ASSETS                                                                                              100.0%     24,416,858,444

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION,  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JULY 31, 2003,
     THESE SECURITIES  AMOUNTED TO $1,299,823,977  OR APPROXIMATELY  5.3% OF NET
     ASSETS

(C)  THESE  NOTES  WERE  ACQUIRED  FOR  INVESTMENT,  AND NOT WITH THE  INTENT TO
     DISTRIBUTE  OR SELL.  SECURITIES  RESTRICTED  AS TO  PUBLIC  RESALE.  THESE
     SECURITIES  WERE  ACQUIRED  FROM  10/15/2002  TO  2/25/2003  AT A  COST  OF
     $860,000,000. AT JULY 31, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WAS
     $860,000,000,  REPRESENTING APPROXIMATELY 3.5% OF NET ASSETS AND ARE VALUED
     AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of           Principal
DREYFUS GOVERNMENT CASH MANAGEMENT                                              Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--.5%

 5.75%, 8/15/2003

  (cost $50,077,837)                                                                 1.65            50,000,000        50,077,837
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--98.0%

Federal Farm Credit Banks, Consolidated Systemwide Floating Rate Notes

  9/25/2003                                                                          1.06   (a)      50,000,000        49,996,984

  3/16/2004                                                                          1.02   (a)     100,000,000        99,987,496

  3/30/2004                                                                          1.00   (a)     200,000,000       199,973,455

  7/14/2004                                                                          1.02   (a)     300,000,000       300,000,000

  8/3/2004                                                                           1.02   (a)      25,000,000        24,997,465

  9/27/2004                                                                          1.02   (a)     150,000,000       149,965,391

  11/8/2004                                                                          1.03   (a)      75,000,000        74,976,114

  12/2/2004                                                                          1.02   (a)     230,000,000       229,938,541

  12/3/2004                                                                          1.02   (a)      75,000,000        74,974,784

Federal Home Loan Banks, Discount Notes

  8/1/2003                                                                            .95           200,000,000       200,000,000

  8/22/2003                                                                          1.02           200,000,000       199,881,583

  9/15/2003                                                                          1.11            26,956,000        26,918,868

  10/24/2003                                                                         1.03           150,000,000       149,641,250

  11/3/2003                                                                          1.41            22,796,000        22,713,263

Federal Home Loan Banks, Floating Rate Notes

  9/15/2003                                                                          1.02   (a)     450,000,000       449,985,766

  10/24/2003                                                                          .95   (a)     350,000,000       350,000,000

  7/30/2004                                                                          1.01   (a)     350,000,000       350,000,000

  8/19/2004                                                                          1.03   (a)     300,000,000       299,952,656

  11/24/2004                                                                         1.02   (a)     400,000,000       399,894,633

  12/2/2004                                                                          1.02   (a)     100,000,000       100,006,769

  12/15/2004                                                                         1.02   (a)     250,000,000       249,974,182

Federal Home Loan Banks, Notes

  9/15/2003                                                                          1.52            54,205,000        54,440,108

  11/14/2003                                                                         1.51           109,800,000       110,223,978

  3/5/2004                                                                           1.39           250,000,000       250,000,000

  5/14/2004                                                                          1.38           150,000,000       150,000,000

  5/24/2004                                                                          1.38           200,000,000       200,000,000

  7/6/2004                                                                           1.20           500,000,000       500,000,000

  7/30/2004                                                                          1.14           100,000,000       100,000,000

Federal Home Loan Mortgage Corporation, Discount Notes

  9/3/2003                                                                           1.72            23,951,000        23,913,896

  9/11/2003                                                                          1.72            35,440,000        35,371,788

  9/19/2003                                                                          1.72           196,957,000       196,503,944

  11/25/2003                                                                         1.01           200,000,000       199,349,111

  12/4/2003                                                                          1.47           211,255,000       210,195,057

  12/12/2003                                                                         1.25           205,125,000       204,185,300

Federal Home Loan Mortgage Corporation, Floating Rate Notes

  2/17/2004                                                                          1.30   (a)      83,385,000        85,162,524

Federal Home Loan Mortgage Corporation, Notes

  9/15/2003                                                                          1.53            79,782,000        79,970,464

  11/17/2003                                                                         1.31           100,000,000       101,438,482

  8/9/2004                                                                           1.17           200,000,000       200,000,000


                                                                                 Annualized
                                                                                   Yield on
                                                                                    Date of           Principal
DREYFUS GOVERNMENT CASH MANAGEMENT (CONTINUED)                                  Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)

Federal National Mortgage Association, Discount Notes

  10/17/2003                                                                         1.40           525,500,000       523,948,900

  11/14/2003                                                                         1.44           175,358,000       174,629,168

  12/16/2003                                                                         1.00            10,803,000        10,761,889

  12/17/2003                                                                         1.00           102,006,000       101,614,977

  6/25/2004                                                                          1.08            25,000,000        24,755,535

Federal National Mortgage Association, Floating Rate Notes

  9/19/2003                                                                          1.05   (a)     375,000,000       374,984,766

  2/13/2004                                                                          1.15   (a)     213,786,000       218,251,900

  6/17/2004                                                                          1.01   (a)     150,000,000       149,960,161

  9/17/2004                                                                          1.03   (a)     250,000,000       249,901,011

  10/7/2004                                                                          1.03   (a)     200,000,000       199,928,827

  10/28/2004                                                                         1.03   (a)     166,000,000       165,937,936

Federal National Mortgage Association, Notes

  8/17/2004                                                                          1.17           250,000,000       250,000,000

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $9,149,208,922)                                                                                             9,149,208,922
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--1.3%

Goldman Sachs & Co.

 dated 7/31/2003, due 8/1/2003 in the amount of $119,002,314

 (fully collateralized by $69,027,000 U.S. Treasury Notes, 4.375%

 due 8/15/2012, $4,575,000 U.S. Treasury Bonds, 9.875%

 due 11/15/2015 and $44,464,000 U.S. Treasury Bills,
 due 1/29/2004, value $121,381,382)

  (cost $119,000,000)                                                                 .70           119,000,000       119,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $9,318,286,759)                                                                   99.8%     9,318,286,759

CASH AND RECEIVABLES (NET)                                                                                  .2%        15,774,304

NET ASSETS                                                                                               100.0%     9,334,061,063

(A)  VARIABLE INTEREST--RATE SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS GOVERNMENT PRIME CASH MANAGEMENT                                       Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--12.1%

  8/28/2003                                                                          1.07            25,000,000        24,979,938

  10/2/2003                                                                           .87            50,000,000        49,925,514

  12/11/2003                                                                          .85            50,000,000        49,844,167

TOTAL U.S. TREASURY BILLS

  (cost $124,749,619)                                                                                                 124,749,619
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--2.4%

 3.25%, 12/31/2003

  (cost $25,167,858)                                                                 1.54            25,000,000        25,167,858
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES--85.4%

Federal Farm Credit Bank, Consolidated Systemwide Discount Notes

  8/6/2003                                                                           1.31            37,940,000        37,933,150

Federal Farm Credit Bank, Consolidated Systemwide Floating Rate Notes

  3/30/2004                                                                          1.00   (a)      50,000,000        49,993,364

  7/14/2004                                                                          1.01   (a)     100,000,000       100,000,000

  11/8/2004                                                                          1.03   (a)      25,000,000        24,992,038

  12/3/2004                                                                          1.02   (a)      25,000,000        24,991,595

Federal Home Loan Banks, Discount Notes

  8/8/2003                                                                            .94            10,000,000         9,998,172

  8/20/2003                                                                           .93            22,000,000        21,989,202

  8/22/2003                                                                           .94            24,300,000        24,286,676

  9/17/2003                                                                          1.00            21,019,000        20,991,559

  9/26/2003                                                                          1.01            57,000,000        56,910,447

  1/16/2004                                                                          1.04            42,000,000        41,798,120

Federal Home Loan Banks, Discount Notes

  8/15/2003                                                                          1.36             5,500,000         5,505,769

  9/15/2003                                                                          1.48            25,000,000        25,110,481

  11/14/2003                                                                         1.79            25,830,000        25,921,757

Student Loan Marketing Association, Notes

  8/1/2003                                                                            .95           176,414,000       176,414,000

  7/21/2004                                                                          1.01            25,000,000        25,000,000

Tennessee Valley Authority, Discount Notes

  8/7/2003                                                                            .95            26,667,000        26,662,777

  8/28/2003                                                                           .86            35,000,000        34,977,424

  9/11/2003                                                                           .98            95,000,000        94,893,797

  9/25/2003                                                                           .95            50,000,000        49,927,430

TOTAL U.S. GOVERNMENT AGENCIES

  (cost $878,297,758)                                                                                                 878,297,758
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,028,215,235)                                                                   99.9%     1,028,215,235

CASH AND RECEIVABLES (NET)                                                                                  .1%           683,379

NET ASSETS                                                                                               100.0%     1,028,898,614

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS


STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT                                               Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--37.0%

  8/21/2003                                                                           .94         1,260,000,000     1,259,342,000

  12/26/2003                                                                          .81           500,000,000       498,356,459

  1/8/2004                                                                            .94           100,000,000        99,582,222

TOTAL U.S. TREASURY BILLS

  (cost $1,857,280,681)                                                                                             1,857,280,681
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--19.7%

  3.625%, 8/31/2003                                                                  1.24           100,000,000       100,198,685

  2.75%, 9/30/2003                                                                   1.69           100,000,000       100,162,016

  2.75%, 10/31/2003                                                                  1.49           145,000,000       145,428,826

  3.00%, 11/30/2003                                                                  1.30           100,000,000       100,544,957

  3.25%, 12/31/2003                                                                  1.33           125,000,000       125,959,826

  3.00%, 2/29/2004                                                                   1.15           180,000,000       181,822,217

  3.625%, 3/31/2004                                                                  1.22            58,000,000        58,899,474

  3.25%, 5/31/2004                                                                   1.14           100,000,000       101,689,352

  2.25%, 7/31/2004                                                                   1.01            75,000,000        75,876,188

TOTAL U.S. TREASURY NOTES

  (cost $990,581,541)                                                                                                 990,581,541
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--43.2%

ABN AMRO Inc.

 dated 7/31/2003, due 8/1/2003 in the amount of $400,011,111
 (fully collateralized by $35,342,000 U.S. Treasury Notes, 1.125%-6.50%,

 due from 7/31/2004-5/15/2013, $179,724,000 U.S. Treasury Bonds,
 5.375%-7.125%, due from 2/15/2023-2/15/2031, $16,990,000

  U.S. Treasury Bills, due 11/13/2003, and $478,370,234 GNMA,
  due from 8/15/2025-7/15/2033, value $408,000,744)                                  1.00           400,000,000       400,000,000

Barclays Capital Inc.

 dated 7/31/2003, due 8/1/2003 in the amount of $200,005,778

  (fully collateralized by $29,482,000 U.S. Treasury Bills,
  due 1/15/2004, and $160,945,000 U.S. Treasury Bonds,
  3.00%, due 7/15/2012, value $204,000,911)                                          1.04           200,000,000       200,000,000

Goldman, Sachs & Co.

 dated 7/31/2003, due 8/1/2003 in the amount of $593,014,336

 (fully collateralized by $70,520,000 U.S. Treasury Notes,

 3.00%-7.25%, due from 8/15/2003-5/15/2004, $316,373,000

 U.S. Treasury Bonds, 5.25%-13.875%, due from

 5/15/2009-11/15/2028, and $134,615,000 U.S. Treasury Bills,

  due from 10/30/2003-12/11/2003, value $604,860,682)                                 .87           593,000,000       593,000,000

Morgan Stanley Dean Witter & Co.

 dated 7/31/2003, due 8/1/2003 in the amount of $300,008,583

 (fully collateralized by $471,800,000 U.S. Treasury Bonds,

  due from 11/15/2011-5/15/2013, value $315,180,181)                                 1.03           300,000,000       300,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                Annualized
                                                                                  Yield on
                                                                                   Date of            Principal
DREYFUS TREASURY CASH MANAGEMENT (CONTINUED)                                   Purchase (%)          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (CONTINUED)

UBS Warburg, Inc.

 dated 7/31/2003, due 8/1/2003 in the amount

 of $278,008,031 (fully collateralized by

 $280,178,000 U.S. Treasury Notes, 3.25%,

  due 12/31/2003, value $283,512,118)                                                1.04           278,000,000       278,000,000

Westdeutsche Landesbank Girozentrale

 dated 7/31/2003, due 8/1/2003 in the amount

 of $400,011,222 (fully collateralized by

  $319,827,000 U.S. Treasury Bonds, 7.50%,

  due 11/15/2016, value $408,001,044)                                                1.01           400,000,000       400,000,000

TOTAL REPURCHASE AGREEMENTS

  (cost $2,171,000,000)                                                                                             2,171,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $5,018,862,222)                                                                   99.9%     5,018,862,222

CASH AND RECEIVABLES (NET)                                                                                  .1%         5,567,158

NET ASSETS                                                                                               100.0%     5,024,429,380

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                   Annualized
                                                                                    Yield on
                                                                                     Date of          Principal
DREYFUS TREASURY PRIME CASH MANAGEMENT                                          Purchase (%)         Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY BILLS--87.5%

  8/7/2003                                                                            .86            55,472,000        55,464,041

  8/21/2003                                                                           .91            92,429,000        92,382,628

  8/28/2003                                                                          1.12           400,000,000       399,664,000

  9/4/2003                                                                            .97           161,304,000       161,156,428

  9/11/2003                                                                           .85            98,208,000        98,112,929

  9/18/2003                                                                           .86           169,967,000       169,773,644

  9/25/2003                                                                           .82           577,043,000       576,326,157

  10/2/2003                                                                           .91           506,286,000       505,491,772

  10/9/2003                                                                          1.18           490,000,000       488,900,313

  10/16/2003                                                                         1.17           104,000,000       103,744,429

  11/13/2003                                                                         1.11           160,000,000       159,491,555

  12/4/2003                                                                           .92           243,538,000       242,757,007

  12/11/2003                                                                          .91           126,252,000       125,830,739

  12/18/2003                                                                          .92            96,246,000        95,904,113

  1/22/2004                                                                           .94            57,000,000        56,741,030

TOTAL U.S. TREASURY BILLS

  (cost $3,331,740,785)                                                                                             3,331,740,785
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--12.5%

  5.75%, 8/15/2003                                                                   1.65            50,000,000        50,077,840

  2.75%, 9/30/2003                                                                   1.69           125,000,000       125,202,460

  3.25%, 12/31/2003                                                                  1.44           145,000,000       146,034,886

  3.375%, 4/30/2004                                                                  1.21           100,000,000       101,550,842

  5.25%, 5/15/2004                                                                   1.16            50,000,000        51,549,230

TOTAL U.S. TREASURY NOTES

  (cost $474,415,258)                                                                                                 474,415,258
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,806,156,043)                                                                  100.0%     3,806,156,043

LIABILITIES, LESS CASH AND RECEIVABLES                                                                   (0.0%)         (500,848)

NET ASSETS                                                                                               100.0%     3,805,655,195

SEE NOTES TO FINANCIAL STATEMENT.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS                                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--101.1%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--.2%

Columbia Industrial Development Board, PCR, Refunding

  VRDN (Alabama Power Company Project) 1.05%                                                           800,000  (a)       800,000

ARKANSAS--.8%

Clark County Sales and Use Tax, SWDR, Refunding

  VRDN (Alcoa Inc. Project) 1.35%                                                                    3,750,000  (a)     3,750,000

ARIZONA--2.2%

Maricopa County Industrial Development Authority, MFHR, Refunding, VRDN

  (San Martin Apartments Project) .91% (Liquidity Facility; FNMA)                                    6,500,000  (a)     6,500,000

Phoenix Civic Improvement Corporation, Airport Revenue, VRDN, Merlots
  Program 1% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                   4,710,000  (a)     4,710,000

CALIFORNIA--4.3%

State of California, RAW 2%, 6/16/2004 (Liquidity Facility:
  Lehman Brothers, Merrill Lynch, and Societe Generale)                                             20,000,000         20,154,198

California Housing Finance Agency, Revenue, VRDN .90% (Insured:
  AMBAC and MBIA and Liquidity Facility; JPMorgan Chase Bank)                                        1,465,000  (a)     1,465,000

COLORADO--2.6%

Colorado Housing and Finance Authority, MFHR

  1.70%, 10/1/2003 (Liquidity Facility; FHLB)                                                        2,320,000          2,320,000

Denver City and County, Airport Revenue, VRDN, Refunding .
  .95% (Insured; MBIA and Liquidity Facility; Bank One)                                              5,000,000  (a)     5,000,000

Jefferson County School District, LR, COP

  2%, 12/15/2003 (Insured; AMBAC)                                                                      665,000            667,107

Southern Ute Indian Tribe of Southern Ute Indian Reservation,
  Industrial Revenue 1.62%, 8/7/2003 (Liquidity Facility; Bank One)                                  5,000,000          5,000,000

DELAWARE--2.8%

Delaware Economic Development Authority, VRDN:

 IDR

    (Star Enterprise Project) 1.05% (LOC; Motiva Enterprises LLC)                                   10,000,000  (a)    10,000,000

  Private Schools Revenue (St. Anne's Episcopal School Project)

    .95% (LOC; Wilmington Trust Co.)                                                                 4,000,000  (a)     4,000,000

FLORIDA--4.4%

Orange County Housing Finance Authority, LR, VRDN .98%
  (Insured: FNMA and GNMA and Liquidity Facility; Lehman Liquidity LLC)                              5,475,000  (a)     5,475,000

Orange County Industrial Development Authority, IDR

  VRDN (Central Florida YMCA Project) .90% (LOC; Bank of America)                                    4,700,000  (a)     4,700,000

St. Lucie County, Revenue, VRDN

  (Sage Living Center Project) .90% (LOC; Regions Bank)                                              6,000,000  (a)     6,000,000

Sunshine State Governmental Finance Commission

  Revenue, CP .95%, 9/10/2003 (Liquidity
  Facility; Landesbank Hessen-Thuringen Girozentrale)                                                5,550,000          5,550,000

GEORGIA--1.0%

Atlanta Urban Residential Finance Authority, MFHR, VRDN

  (Auburn Glenn Apartments) .95% (LOC; Wachovia Bank)                                                5,000,000  (a)     5,000,000

ILLINOIS--7.5%

State of Illinois, GO Notes, VRDN, Merlots Program

  .95% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                         5,390,000  (a)     5,390,000

Illinois Development Finance Authority Revenue, VRDN
  (North Shore Country Day) .90% (LOC; Northern Trust Co.)                                           3,000,000  (a)     3,000,000


                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenue:

 (Evanston Hospital Corp.):

    1.08%, 8/28/2003                                                                                 5,000,000          5,000,000

    .87%, 12/11/2003                                                                                 5,000,000          5,000,000

  VRDN (Northwestern Memorial Hospital) .90%

    (Liquidity Facility; WestLB AG)                                                                 10,400,000  (a)    10,400,000

Upper Illinois River Valley Development Authority, SWDR

  VRDN (Exolon-Esk Co. Project) .95% (LOC; Fleet National Bank)                                      8,405,000  (a)     8,405,000

INDIANA--2.3%

Highland School Building Corporation

  LR, Refunding 2%, 1/10/2004 (Insured; MBIA)                                                        1,255,000          1,259,685

Indiana Educational Facilities Authority College and University

  Revenue, VRDN (Martin University Project) 1% (LOC; Key Bank)                                       3,500,000  (a)     3,500,000

Indiana Toll Road Commission, Toll Road Revenue, VRDN
  Merlots Program .95% (Liquidity Facility; Wachovia Bank)                                           3,445,000  (a,b)   3,445,000

St. Joseph County, Health Care Facility Revenue, VRDN

  (South Bend Medical Foundation Project) .95% (LOC; Key Bank)                                       3,400,000  (a)     3,400,000

IOWA--1.2%

Iowa Higher Education Loan Authority

 College and University Revenue, VRDN

  (Loras College Project) .90% (LOC; ABN-AMRO)                                                       5,815,000  (a)     5,815,000

KANSAS--.7%

Mission, MFHR, Refunding, VRDN (The Falls
  Apartments Project) .97% (Insured; FNMA)                                                           3,350,000  (a)     3,350,000

LOUISIANA--.2%

New Orleans, GO Notes, Refunding 6.50%, 10/1/2003 (Insured; AMBAC)                                    1,000,000         1,009,061

MAINE--1.8%

City of Auburn, Obligation Securities Revenue, VRDN

  (J&A Properties) 1% (LOC; Citizens Bank of Massachusetts)                                          3,060,000  (a)     3,060,000

Maine Finance Authority, Private Schools Revenue, VRDN

  (Kents Hill School) .95% (LOC; Allied Irish Banks)                                                 6,000,000  (a)     6,000,000

MARYLAND--2.8%

Baltimore County:

 EDR, VRDN

    (Art Litho Co. Project) 1% (LOC; Allied Irish Banks)                                             6,000,000  (a)     6,000,000

  Revenue, CP 1%, 8/15/2003 (Liquidity Facility; WestLB AG)                                          5,700,000          5,700,000

Maryland Economic Development Corporation, Revenue

 Refunding, VRDN (United Cerebral Palsy Project)

  1.05% (LOC; Allfirst Bank)                                                                         2,384,500  (a)     2,384,500

MASSACHUSETTS--4.1%

City of Beverly, GO Notes, BAN 1.50%, 11/12/2003                                                     3,400,000          3,403,904

Koch Certificate Trust, Revenue, VRDN 1% (Insured; AMBAC

  and Liquidity Facility; State Street Bank & Trust Co.)                                             4,114,328  (a)     4,114,328

Masconomet Regional School District, GO Notes, BAN

  1.50%, 2/12/2004                                                                                   3,820,000          3,827,059

Mendon Upton Regional School District, GO Notes, BAN

  2.25%, 9/19/2003                                                                                   5,000,000          5,005,289

Town of Oxford, GO Notes, BAN 1.50%, 1/15/2004                                                       3,850,000          3,858,734

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                      Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                   Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN--6.3%

Michigan Higher Education Student Loan Authority, Student Loan Revenue
  VRDN .90% (Insured; AMBAC and Liquidity Facility; Lloyds TSB Bank)                                10,000,000  (a)    10,000,000

Michigan Hospital Finance Authority, Revenue, VRDN, Healthcare

  Equipment Loan Program .91% (LOC; Standard Federal Bank)                                           5,000,000  (a)     5,000,000

Michigan Housing Development Authority, Revenue 1.08%, 6/01/2004                                     3,340,000          3,340,000

Michigan Municipal Bond Authority, Revenue

  2.25%, 8/22/2003 (LOC; JPMorgan Chase Bank)                                                        5,000,000          5,002,266

Michigan Strategic Fund, LOR, VRDN:

  (HME Incorporated Project) .96% (LOC; Fifth Third Bank)                                            2,500,000  (a)     2,500,000

  (Peckham Vocational Industries Project) 1% (LOC; ABN-AMRO)                                         2,800,000  (a)     2,800,000

  (PFG Enterprises Inc. Project) 1.05% (LOC; Huntington NB)                                          2,560,000  (a)     2,560,000

MINNESOTA--1.0%

Minnesota Housing Finance Agency, Revenue, Residential

  Program 1.35%, 8/28/2003 (LOC; Bayerische Landesbank)                                              5,000,000          5,000,000

NEW MEXICO--1.7%

Jicarilla Apache Nation, Revenue 1.45%, 8/13/2003                                                    2,000,000          2,000,000

New Mexico Mortgage Finance Authority, Revenue, VRDN

  .99% (Liquidity Facility: AIG Funding Inc. and Merrill Lynch)                                      6,280,000  (a)     6,280,000

NEW YORK--3.2%

New York City Municipal Water Finance Authority

 Water and Sewer System Revenue, CP 1%, 9/12/2003

  (Liquidity Facility: Bayerische Landesbank and WestLB AG)                                          5,000,000          5,000,000

New York Counties Tobacco Trust, Revenue, VRDN

  1% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)                                      8,000,000  (a)     8,000,000

New York Mortgage Agency, Revenue 1.125%, 4/2/2004                                                   3,000,000          3,000,000

NORTH CAROLINA--1.0%

City of Winston-Salem, Water and Sewer System Revenue

  Refunding, VRDN .85% (Liquidity Facility; Dexia Credit Locale)                                     4,900,000  (a)     4,900,000

OHIO--2.2%

State of Ohio, Solid Waste Revenue, VRDN
 (Pel Technologies):

    .95%, Series A-2 (LOC; Key Bank)                                                                 3,000,000  (a)     3,000,000

    .95%, Series A-8 (LOC; Key Bank)                                                                 1,000,000  (a)     1,000,000

Ohio Water Development Authority, Solid Waste Facilities

  Revenue, VRDN (Pel Technologies Project) .95% (LOC; Key Bank)                                      7,000,000  (a)     7,000,000

OREGON--.8%

Oregon Housing and Community Services Department

  SFMR 1.35%, 12/23/2003                                                                             3,885,000          3,885,000

PENNSYLVANIA--12.4%

Cumberland County, GO Notes, VRDN

  .93% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                        4,550,000  (a)     4,550,000

Emmaus General Authority, Revenue, VRDN:

  .88% (GIC; Goldman Sachs & Company)                                                                5,000,000  (a)     5,000,000

  Local Government Pool Program .86% (LOC; KBC Bank)                                                 1,800,000  (a)     1,800,000

  Pennsylvania Loan Program .90% (Insured; FSA

    and Liquidity Facility; Wachovia Bank)                                                          10,000,000  (a)    10,000,000

Lancaster County Hospital Authority, Healthcare Facilities

  Revenue, VRDN (Willow Valley Retirement Project) .95%
  (Insured; Radian Bank  and Liquidity Facility; Fleet National Bank)                                6,000,000  (a)     6,000,000


                                                                                                     Principal
DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Langhorne Manor Borough Higher Education and Health Authority

  Revenue, VRDN (Heritage Towers Project) .95% (LOC; Fleet National Bank)                            4,155,000  (a)     4,155,000

Montgomery County Industrial Development Authority

 Industrial Revenue, VRDN (Recigno Laboratories)

  1.05% (LOC; Wachovia Bank)                                                                         2,150,000  (a)     2,150,000

Pennsylvania Higher Education Assistance Agency

 Student Loan Revenue, VRDN .85% (Insured; AMBAC

  and Liquidity Facility; WestLB AG)                                                                16,700,000  (a)    16,700,000

Scranton-Lackawanna Health and Welfare Authority

 LR, VRDN, Merlots Program .95% (Insured;

  AMBAC and Liquidity Facility; Wachovia Bank)                                                       3,385,000  (a)     3,385,000

Upper Dauphin Industrial Development Authority, Revenue, VRDN

  (United Church of Christ Homes) .95% (LOC; First Tennessee Bank)                                   2,000,000  (a)     2,000,000

West Cornwall Township Municipal Authority, Revenue

 VRDN, Pennsylvania General Government Loan Program

  .90% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)                                    6,000,000  (a)     6,000,000

RHODE ISLAND--.6%

Rhode Island Housing and Mortgage Finance Corporation, Revenue

  VRDN, Putters Program .97% (Liquidity Facility; JPMorgan Chase Bank)                               2,870,000  (a)     2,870,000

TENNESSEE--2.0%

Sevier County Public Building Authority, Revenue, VRDN

 Local Government Public Improvement .92% (Insured; FSA

  and Liquidity Facility; JPMorgan Chase Bank)                                                      10,000,000  (a)    10,000,000

TEXAS-- 14.6%

Austin Independent School District, GO Notes, Refunding

  7%, 8/1/2004 (Insured; Texas Permanent School Fund)                                                1,500,000          1,589,080

Brazos River Authority, PCR, Refunding, VRDN (TXU Energy

  Company Project) .92% (LOC; JPMorgan Chase Bank)                                                   8,000,000  (a)     8,000,000

Dallas Independent School District, GO Notes
  5.40%, 8/15/2003 (Insured; Texas Permanent School Fund)                                            2,245,000          2,248,632

City of Houston, Water and Sewer System Revenue, CP

 .80%, 8/13/2003 (Liquidity Facility: Bayerische

  Landesbank and WestLB AG)                                                                          5,000,000          5,000,000

North Central Texas Health Facility Development Corporation

  Health Care Facilities Revenue (Texas Health Resources
  Health System) 5.50%, 2/15/2004 (Insured; MBIA)                                                    3,010,000          3,080,185

Northside Independent School District, GO Notes, Refunding

  1%, 8/1/2004 (Insured; Texas Permanent School Fund)                                                6,000,000          6,000,000

State of Texas:

 GO Notes:

    Refunding (College Student Loan) .95%, 7/1/2004

      (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                                 7,000,000          7,000,000

    (Veterans Housing Assistance Fund II) VRDN .88% (Liquidity Facility;

      Landesbank Hessen-Thuringen Girozentrale)                                                      5,600,000  (a)     5,600,000

  Revenue, TRAN 2.75%, 8/29/2003                                                                    10,250,000         10,263,292

Texas Municipal Power Agency, Utility Electric Revenue, CP:

 .87%, 9/9/2003 (Liquidity Facility: Bayerische

    Landesbank, JPMorgan Chase Bank, and Street Bank and Trust Co.)                                 10,000,000         10,000,000

  .85%, 10/8/2003 (Liquidity Facility: Bayerische Landesbank,

    JPMorgan Chase Bank, and State Street Bank and Trust Co.)                                        7,700,000          7,700,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS (CONTINUED)                                                  Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)

TEXAS (CONTINUED)

University of Texas Systems Board of Regents

 Revenue, CP:

    1.08%, 10/9/2003                                                                                 1,000,000          1,000,000

    1.05%, 10/24/2003                                                                                5,000,000          5,000,000

UTAH--.8%

Salt Lake County, GO Notes, TRAN 1.50%, 12/30/2003                                                   4,000,000          4,010,819

VERMONT--1.5%

Vermont Educational and Health Buildings Financing Agency, Revenue

  VRDN (St. Johnsbury Academy Project) .85% (LOC; Allied Irish Bank)                                 7,630,000  (a)     7,630,000

VIRGINIA--2.3%

Norfolk Economic Development Authority

 New Empowerment Zone Facility Revenue, VRDN

 (Metropolitan Machine Corp. Project)

  .95% (LOC; Wachovia Bank)                                                                          7,500,000  (a)     7,500,000

Virginia Beach Development Authority, IDR, Refunding

  VRDN (Giant Square Shopping Center) .90% (LOC; Wachovia Bank)                                      4,000,000  (a)     4,000,000

WASHINGTON--7.6%

Energy Northwest, Utilities Revenue, Refunding, VRDN

  (Project No. 3) .85% (LOC; JPMorgan Chase Bank)                                                   14,925,000  (a)    14,925,000

Everett Industrial Development Corporation, Exempt Facilities
  Revenue, VRDN (Kimberly Clark Corp. Project) .95%                                                  3,200,000  (a)     3,200,000

Seattle Housing Authority, Revenue, VRDN

  (Newholly Project-Phase III) .95% (LOC; Key Bank)                                                  3,750,000  (a)     3,750,000

Port of Tacoma, Revenue, CP .80%, 8/25/2003

  (LOC; WestLB AG)                                                                                   6,500,000          6,500,000

State of Washington, GO Notes, VRDN, Merlots Program

  .95% (Insured: FGIC and MBIA and Liquidity Facility; Wachovia Bank)                                4,000,000  (a)     4,000,000

Washington Economic Development Finance Authority

 SWDR, VRDN (Waste Management Project)

  .95% (LOC; Fleet National Bank)                                                                    5,500,000  (a)     5,500,000

WISCONSIN--2.3%

Wisconsin Health and Educational Facilities Authority

 VRDN:

    College and University Revenue (Wisconsin Lutheran College)

      1% (LOC; U.S. Bank NA)                                                                         7,000,000  (a)     7,000,000

    HR (Gunderson Lutheran):

      .90%, Series A (Insured; FSA and Liquidity Facility ;Dexia Credit Locale)                      2,600,000  (a)     2,600,000

      .90%, Series B (Insured; FSA and Liquidity Facility; Dexia Credit Locale)                      2,000,000  (a)     2,000,000

WYOMING--1.9%

County of Campbell, IDR (Two Elk Power General Station Project)

  1.60%, 12/3/2003 (GIC; Bayerische Landesbank)                                                      9,500,000          9,500,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $502,893,139)                                                                   101.1%        502,893,139

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.1%)        (5,635,950)

NET ASSETS                                                                                              100.0%        497,257,189

SEE FOOTNOTES ON PAGE 37.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT                                                          Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--101.3%
------------------------------------------------------------------------------------------------------------------------------------

Albany Industrial Development Agency

 Housing Revenue, VRDN (South Mall Towers Project)

  .90% (Liquidity Facility; FNMA)                                                                    5,945,000  (a)     5,945,000

City of Binghamton, GO Notes, BAN 2.25%, 9/25/2003                                                   8,000,000          8,007,944

Chautauqua County Industrial Development Agency, Civic Facility Revenue

  VRDN (Gerry Homes Project) .85% (LOC; HSBC Bank USA)                                               7,350,000  (a)     7,350,000

Chemung County Industrial Development Agency

 IDR, VRDN, MMARS 2nd Program-Trayer Inc.

  .90% (LOC; HSBC Bank USA)                                                                          1,300,000  (a)     1,300,000

Town of Clarence, GO Notes, BAN 1.75%, 8/5/2004                                                      2,260,000          2,275,594

Connetquot Central School District of Islip, GO Notes

  TAN 1.50%, 6/30/2004                                                                               7,000,000          7,031,591

Corning City School District, GO Notes, BAN

  2.25%, 8/15/2003                                                                                   2,250,000          2,250,596

Dutchess County Industrial Development Agency

 Civic Facility Revenue, VRDN:

    (Marist College Civic Facility) .80% (LOC; Key Bank)                                             7,000,000  (a)     7,000,000

    (Samuel F.B. Morse Historic Site)

      .90% (LOC; Allied Irish Bank)                                                                  3,865,000  (a)     3,865,000

Erie County Industrial Development Agency, Civic Facility

 Revenue, VRDN (YMCA of Greater Buffalo Project):

    .85%, Series A (LOC; HSBC Bank USA)                                                              3,600,000  (a)     3,600,000

    .85%, Series B (LOC; HSBC Bank USA)                                                              4,000,000  (a)     4,000,000

Freeport, GO Notes, BAN 2.25%, 1/22/2004                                                             5,000,000          5,024,236

Greece Central School District, GO Notes, BAN

  1.80%, 12/18/2003                                                                                 10,000,000         10,022,984

Harborfields Central School District, GO Notes, BAN

  1.75%, 3/5/2004                                                                                    3,300,000          3,311,791

Harriman Village, GO Notes, BAN 2%, 11/19/2003                                                       1,610,000          1,610,000

Hauppauge Union Free School District, GO Notes, TAN

  1.50%, 6/29/2004                                                                                   3,000,000          3,013,501

Herkimer County Industrial Development Agency, IDR, VRDN

  (F.E. Hale Manufacturing Co.) .90% (LOC; HSBC Bank USA)                                            2,910,000  (a)     2,910,000

Herricks Union Free School District, GO Notes, BAN

  2%, 12/3/2003                                                                                        500,000            501,188

Islip Industrial Development Agency, IDR, VRDN (Brentwood

  Distribution Co. Facility) .85% (LOC; Fleet National Bank)                                         3,750,000  (a)     3,750,000

Katonah-Lewisboro Union Free School District, GO Notes

  BAN 1.50%, 7/23/2004                                                                               3,461,000          3,477,689

Metropolitan Transportation Authority, Transit Facility Revenue:

  CP 1.05%, 8/11/2003 (LOC; ABN-AMRO)                                                                7,000,000          7,000,000

  VRDN .90% (Insured; AMBAC and Liquidity Facility; The Bank of New York)                            5,677,000  (a)     5,677,000

Monroe County Industrial Development Agency, LR, VRDN

  (Robert Weslayan College) .90% (LOC; M&T Bank Corp.)                                               2,940,000  (a)     2,940,000

Monroe Tobacco Asset Securitization Corporation, Tobacco Settlement

  Revenue, VRDN 1% (Liquidity Facility; WestLB AG)                                                   3,000,000  (a)     3,000,000

Nassau County Industrial Development Agency, Civic Facility Revenue

  VRDN (St. Mary's Children Project) 1.05% (LOC; Fleet National Bank)                                2,480,000  (a)     2,480,000

New Rochelle City School District, Education Revenue

  TAN 1.75%, 6/30/2004                                                                               3,500,000          3,523,765

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                      Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                               Amount ($)         Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

New York City, GO Notes:

 CP:

    .75%, 8/15/2003 (Insured; MBIA and Liquidity Facility;

      Landesbank-Hessen Thuringen Girozentrale)                                                      5,000,000          5,000,000

    .85%, 8/25/2003 (Insured; MBIA and Liquidity Facility;

      Landesbank-Hessen Thuringen Girozentrale)                                                      5,000,000          5,000,000

  VRDN:

    .85% (LOC; JPMorgan Chase Bank)                                                                  3,400,000  (a)     3,400,000

    .87% (LOC; WestLB AG)                                                                            6,550,000  (a)     6,550,000

    .95% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)                                  7,000,000  (a)     7,000,000

New York City Industrial Development Agency, VRDN:

 Civic Facility Revenue:

    (Brooklyn United Methodist Project) .80% (LOC; The Bank of New York)                             3,960,000  (a)     3,960,000

    (Jewish Community Center) .90% (LOC; M&T Bank Corp.)                                             5,000,000  (a)     5,000,000

    (Jewish Community Center of Manhattan) .90% (LOC; M&T Bank Corp.)                                3,700,000  (a)     3,700,000

  IDR, Refunding (Plaza Packaging Project) 1% (LOC; The Bank of New York)                            2,155,000  (a)     2,155,000

  Special Facility Revenue (Korean Airlines Co.) .78% (LOC; Rabobank Nederland)                     12,700,000  (a)    12,700,000

New York City Municipal Water Finance Authority

 Water and Sewer System Revenue:

    CP:

      .75%, 9/8/2003 (LOC: Helaba Bank and Landesbank Baden-Wuerttemberg)                           10,000,000         10,000,000

      1%, 9/12/2003 (Liquidity Facility: Bayerische Landesbank and WestLB AG)                        5,000,000          5,000,000

    VRDN .85%, (Liquidity Facility; J.P.JPMorgan Chase Bank)                                        15,100,000  (a)    15,100,000

New York City Transitional Finance Authority, Revenues:

  BAN 2%, 2/19/2004                                                                                 14,000,000         14,068,913

  VRDN, Merlots Program .89% (Insured; MBIA and

    Liquidity Facility; Wachovia Bank)                                                              12,785,000  (a)    12,785,000

New York State Dormitory Authority, Revenues

 VRDN:

    (Mental Health Services):

      .88% (Liquidity Facility; HSH Nordbank AG)                                                     6,000,000  (a)     6,000,000

      .90% (Liquidity Facility; HSBC Bank USA)                                                       5,000,000  (a)     5,000,000

    (Teresian House Housing Corp.) .85% (LOC; Lloyds TSB Bank PLC)                                   3,300,000  (a)     3,300,000

New York State Environmental, GO Notes, CP

  .70%, 8/14/2003 (LOC: Bayerische Landesbank and Helaba Bank)                                       4,000,000          4,000,000

New York State Housing Finance Agency, VRDN:

  LR .95% (Liquidity Facility; Merrill Lynch)                                                        4,990,000  (a)     4,990,000

  Revenue:

    (Historic Front Street) .80% (LOC; The Bank of New York)                                        15,000,000  (a)    15,000,000

    (Saville Housing) .83% (LOC; Fleet National Bank)                                               14,400,000  (a)    14,400,000

  Service Contract Revenue, Refunding .82% (LOC;

    Landesbank Hessen-Thuringen Girozentrale)                                                        7,000,000  (a)     7,000,000

New York State Mortgage Agency, Housing Revenue

  1.125%, 4/2/2004                                                                                   4,000,000          4,000,000

New York State Power Authority, Power Supply Revenue
  CP .95%, 8/14/2003 (Liquidity Facility: The Bank of New York, Bank of Nova Scotia,

  Bayerische Landesbank, Dexia Credit Locale, JPMorgan Chase Bank, Landesbank
  Hessen-Thuringen Girozentrale, State Street Bank and Trust Co. and Wachovia Bank)                 10,000,000         10,000,000

New York State Thruway Authority, Transportation Revenue, CP

  .85%, 11/6/2003 (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                    13,750,000         13,750,000

City of Olean, GO Notes, BAN 2%, 8/21/2003                                                           3,500,000          3,500,000


                                                                                                     Principal
DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT (CONTINUED)                                              Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

Ontario County Industrial Development Agency, IDR

  VRDN (Dixit Enterprises) .90% (LOC; HSBC Bank USA)                                                 3,250,000  (a)     3,250,000

Port Authority of New York and New Jersey

 Special Obligation Revenue, VRDN (Versatile Structure):

    .90% (Liquidity Facility; Bank of Nova Scotia)                                                   1,100,000  (a)     1,100,000

    .90% (Liquidity Facility; Bayerische Landesbank)                                                 9,200,000  (a)     9,200,000

    .90% (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)                              6,900,000  (a)     6,900,000

Poughkeepsie Industrial Development Agency, Senior Living Facility Revenue, VRD

  (Manor at Woodside Project) .90% (LOC; The Bank of New York)                                       5,000,000  (a)     5,000,000

Queensbury Union Free School District

  GO Notes, BAN 2.125%, 1/7/2004                                                                     7,300,000          7,325,885

Renesselaer Industrial Development Agency, IDR

 (Capital View Office Park Project)

  1.50%, 12/31/2003 (LOC; SunTrust Bank)                                                             2,995,000          2,995,000

Sachem Central School District of Holbrook, Education

  Revenue, TAN 1.50%, 6/24/2004                                                                      5,000,000          5,022,125

Suffolk County, GO Notes, TAN 2.50%, 9/9/2003                                                        2,000,000          2,003,323

Suffolk County Water Authority, Revenue, VRDN

  BAN .78% (Liquidity Facility; Bank of Nova Scotia)                                                10,000,000  (a)    10,000,000

Syracuse Industrial Development Agency, Civic Facility Revenue, VRDN

  (Community Development Properties-Larned Project) .95% (LOC; M&T Bank Corp.)                       6,690,000  (a)     6,690,000

Tobacco Settlement Financing Authority, Special Tax Revenue, VRDN

  .96% (Liquidity Facility; Merrill Lynch and LOC; Merrill Lynch)                                    3,520,000  (a)     3,520,000

Tompkins County Industrial Development Agency, College and University

  Revenue, VRDN (Cortland College) .85% (LOC; HSBC Bank USA)                                         4,800,000  (a)     4,800,000

Troy Industrial Development Authority, Civic Facility Revenue, VRDN

  (Renesselaer Polytechnic Institute Project) .85%                                                   6,750,000  (a)     6,750,000

Ulster County, GO Notes, BAN 1.75%, 6/11/2004                                                        6,500,000          6,541,509

Ulster County Industrial Development Agency, IDR

  VRDN (Selux Corp. Project) 1% (LOC; The Bank of New York)                                          2,430,000  (a)     2,430,000

West Babylon Union Free School District, GO Notes

  TAN 1.50%, 6/29/2004                                                                               2,000,000          2,008,999

West Islip Union Free School District, GO Notes

  TAN 1.50%, 6/30/2004                                                                               3,300,000          3,313,299

Westchester County Industrial Development Agency

 VRDN:

    Civic Facility Revenue:

      (The Masters School) .85% (LOC; Allied Irish Bank)                                             3,650,000  (a)     3,650,000

      (Young Men's Christian Association) .90% (LOC; Allied Irish Bank)                              4,000,000  (a)     4,000,000

    Commercial Facility Revenue (Panorama Flight Service Inc. Project)

      .90% (LOC; The Bank of New York)                                                               5,260,000  (a)     5,260,000

Yonkers Industrial Development Agency, Revenue

 VRDN, Merlots Program .94% (Liquidity Facility;

  Wachovia  Bank and LOC; GNMA)                                                                      4,215,000  (a)     4,215,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $419,201,932)                                                                   101.3%        419,201,932

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.3%)        (5,569,200)

NET ASSETS                                                                                              100.0%        413,632,732

SEE FOOTNOTE ON PAGE 37.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF INVESTMENTS

July 31, 2003 (Unaudited)

                                                                                                    Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT                                                                 Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS--101.3%
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--4.5%

DCH Health Care Authority, Health Care Facilities Revenue

  VRDN, .85% (LOC; Regions Bank)                                                                    10,000,000  (a)    10,000,000

Jefferson County, Sever Revenue, Refunding, VRDN:

  .85% (Insured; XL Capital Assurance and Liquidity Facility; Regions Bank)                         16,000,000  (a)    16,000,000

  .86% (Insured; XL Capital Assurance and Liquidity Facility; The Bank of New York)                 12,500,000  (a)    12,500,000

  .89% (Insured; XL Capital Assurance and Liquidity Facility; Sociate Generale)                     10,000,000  (a)    10,000,000

  .95% (Insured; XL Capital Assurance and Liquidity Facility; Bank of Nova Scotia)                  43,700,000  (a)    43,700,000

  .95% (Insured; XL Capital Assurance and Liquidity Facility; JPMorgan Chase Bank)                  25,000,000  (a)    25,000,000

ARKANSAS--.4%

University of Arkansas, University Revenues, Refunding, VRDN

  (UAMS Campus) .90% (Insured; MBIA and Liquidity Facility; Bank of America)                        10,300,000  (a)    10,300,000

ARIZONA--1.6%

Apache County Industrial Development Authority, IDR, VRDN

 (Tucson Electric Power--Springerville Project)

  .85% (LOC; The Bank of New York)                                                                  24,200,000  (a)    24,200,000

Phoenix Civic Improvement Corporation, Water System

  Revenue, CP .84%, 11/6/2003 (LOC; Dexia Credit Locale)                                            12,800,000         12,800,000

Pinal County Industrial Development Authority, IDR

  (Casa Grande Regional Medical Center) 8.125%, 12/1/2003                                            3,625,000  (b)     3,819,655

CALIFORNIA--5.5%

State of California, Revenue, RAW:

 2%, 6/16/2004 (Liquidity Facility: Bank of America, Citigroup

    Inc., Goldman Sachs and JPMorgan Chase Bank)                                                    25,000,000         25,190,549

  2%, 6/16/2004 (Liquidity Facility: Merrill Lynch, Lehman

    Brothers Inc. and Societe Generale)                                                             85,500,000         86,157,833

California State Department of Water Resources, Power Supply

 Revenue, VRDN .90% (LOC: California State Teachers

  Retirement and JPMorgan Chase Bank)                                                               32,200,000  (a)    32,200,000

COLORADO--1.2%

Colorado Health Facilities Authority, Revenue

  VRDN (Covenant Retirement) .85% (LOC; ABN-AMRO)                                                   12,900,000  (a)    12,900,000

Colorado Housing and Finance Authority, MFHR

  1.70%, 10/1/2003 (Liquidity Facility; FHLB)                                                        8,320,000          8,320,000

Southern Ute Indian Tribe of Southern Ute Indian Reservation

  Industrial Revenue 1.62%, 8/7/2003 (Liquidity Facility; Bank One)                                 11,000,000         11,000,000

CONNECTICUT--.8%

South Central Regional Water Authority, Water System Revenue, VRDN

  .85% (Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)                                  20,400,000  (a)    20,400,000

DELAWARE--1.0%

Delaware Economic Development Authority, VRDN:

  MFHR (School House Project) .85% (LOC; HSBC Bank USA)                                             14,200,000  (a)    14,200,000

  Private Schools Revenue (Catholic Diocese Wilmington)

    .90% (LOC; Allied Irish Bank)                                                                   12,500,000  (a)    12,500,000

DISTRICT OF COLUMBIA--1.8%

District of Columbia, VRDN:

  Enterprise Zone Revenue (United Planning Organization) .95% (LOC; Allfirst Bank)                  10,480,000  (a)    10,480,000

  Revenues (American Public Health Association) .90% (LOC; PNC Bank)                                 9,960,000  (a)     9,960,000

District of Columbia National Academy of Science, Revenue, CP:

  .88%, Series B, 9/16/2003 (Insured; AMBAC and Liquidity Facility; NationsBank NA)                  8,000,000          8,000,000

  .88%, Series C, 9/16/2003 (Insured; AMBAC and Liquidity Facility; NationsBank NA)                 17,500,000         17,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--4.6%

Capital Projects Finance Authority, Revenue, VRDN

 Capital Projects Loan Program

  .85% (Insured; FSA and LOC; SunTrust Bank)                                                        13,710,000  (a)    13,710,000

Highlands County Health Facilities Authority, Revenue, VRDN

 (Adventist Health System):

    .85% (Insured; Capital Markets Assurance and

      Liquidity Facility; Bank One)                                                                 15,000,000  (a)    15,000,000

    .85% (Insured; MBIA and Liquidity Facility; Bank of America)                                    37,500,000  (a)    37,500,000

Kissimmee Utility Authority, Utility Electric Revenue, CP

  1%, 8/6/2003 (Liquidity Facility; Bank of Nova Scotia)                                            10,000,000         10,000,000

South Broward Hospital District, Revenue, VRDN

 Putters Program .93% (Insured; MBIA and Liquidity

  Facility; JPMorgan Chase Bank)                                                                     4,565,000  (a)     4,565,000

Sunshine State Governmental Finance Commission, Revenue, CP

  .95%, 9/10/2003 (Liquidity Facility; Dexia Credit Locale)                                         27,835,000         27,835,000

City of Tampa, Educational Facilities Revenue, VRDN

  (Trinity School for Children Project) .90% (LOC; Regions Bank)                                     5,500,000  (a)     5,500,000

Tampa Bay Water, Utility System Revenue, VRDN, Merlots Program

  .95% (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                         5,705,000  (a)     5,705,000

GEORGIA--.6%

Gainesville and Hall County Development Authority, Revenue, VRDN

  (Senior Living Facility-Lanier Village Estates) .90% (LOC; Regions Bank)                          15,000,000  (a)    15,000,000

HAWAII--.2%

Honolulu City and County, GO Notes 1.30%, 12/4/2003

  (Insured; FGIC and Liquidity Facility; FGIC)                                                       5,600,000          5,600,000

IDAHO--.2%

Idaho Housing and Finance Association, Nonprofit Facilities Revenue
  VRDN (Albertson College of Idaho Project) .90% (LOC; Key Bank)                                     4,250,000  (a)     4,250,000

ILLINOIS--7.1%

State of Chicago, GO Notes, VRDN .88% (Insured; FGIC
  and Liquidity Facility; Landesbank Baden-Wuerttemberg)                                            13,000,000  (a)    13,000,000

State of Illinois, GO Notes:

  5%, 8/2/2004                                                                                       4,000,000          4,156,394

  VRDN, Merlots Program .95% (Insured; FSA and

    Liquidity Facility; Wachovia Bank)                                                              16,960,000  (a)    16,960,000

Illinois Educational Facilities Authority, Revenues:

 (University of Chicago):

    1%, 8/1/2003                                                                                     6,000,000          6,000,000

    1.60%, 8/1/2003                                                                                  8,000,000          8,000,000

  VRDN (Art Institute of Chicago)

    .90% (Liquidity Facility; Bank of Montreal)                                                        600,000  (a)       600,000

Illinois Health Facilities Authority, Revenues:

 (Evanston Hospital Corp.):

    1.05%, 8/14/2003                                                                                28,000,000         28,000,000

    1.08%, 8/28/2003                                                                                15,000,000         15,000,000

    1.05%, 10/9/2003                                                                                 5,000,000          5,000,000

    .87%, 12/11/2003                                                                                15,000,000         15,000,000

  VRDN:

    (Franciscan Eldercare Service) .85% (LOC; ABN-AMRO)                                             12,160,000  (a)    12,160,000

    (Rehabilitation Institute of Chicago Project)

      .85% (LOC; Bank of America)                                                                   45,100,000  (a)    45,100,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Rural Bond Bank, Revenue

  (Public Project Construction Notes) 2%, 6/1/2004                                                   7,500,000          7,552,600

Regional Transportation Authority, Revenue, VRDN

 Merlots Program .95% (Insured; MBIA and

  Liquidity Facility; Wachovia Bank)                                                                 4,965,000  (a)     4,965,000

University of Illinois, University Revenues, VRDN

 Merlots Program .95% (Insured; AMBAC and

  Liquidity Facility; Wachovia Bank)                                                                 3,090,000  (a)     3,090,000

INDIANA--1.7%

Indiana Bond Bank, Revenue (Reassessment Assistance)

  1.75%, 1/6/2004 (LOC; Bank of America)                                                            25,000,000         25,073,477

Indiana Health Facility Financing Authority, VRDN:

 Health Facility Revenue (Clark Memorial Hospital Project)

    1% (LOC; Bank One)                                                                               9,665,000  (a)     9,665,000

  Revenue, Refunding (Baptist Homes of Indiana)

    .85% (LOC; ABN-AMRO)                                                                             9,900,000  (a)     9,900,000

IOWA--.7%

Louisa County, PCR, Refunding, VRDN

  (Midwest Power System Inc. Project) 1%                                                            17,900,000  (a)    17,900,000

KANSAS--.8%

Kansas City, MFHR, Refunding, VRDN

  (Wood View Apartments Project) .90% (LOC; FHLB)                                                   10,195,000  (a)    10,195,000

Midwest Tax-Exempt Bond Grantor Trust, Revenue

  VRDN 1.15% (LOC; Huntington NB)                                                                    9,075,450  (a)     9,075,450

KENTUCKY--3.7%

Jefferson County, VRDN:

 Industrial Building Revenue, Refunding

    (Ursuline Campus) .88% (LOC; Fifth Third Bank)                                                   6,595,000  (a)     6,595,000

  Retirement Home Revenue

    (Nazareth Library Project) .88% (LOC; Fifth Third Bank)                                         13,665,000  (a)    13,665,000

  Student Housing Industrial Building Revenue

    (University of Louisville Project) .88% (LOC; Wachovia Bank)                                    20,000,000  (a)    20,000,000

Kentucky Association of Counties, Revenue, COP

  TRAN, Advance Revenue Program 2%, 6/30/2004                                                       25,491,600         25,735,559

Lexington-Fayette Urban County Government, Educational

 Building Revenue, Refunding, VRDN (Lexington Christian)

  .88% (LOC; Fifth Third Bank)                                                                       4,885,000  (a)     4,885,000

Logan/Todd Regional Water Commission, Water Revenue

  BAN 3%, 8/1/2003                                                                                  10,250,000         10,250,000

Warren County, Hospital Facility Revenue, VRDN

  (Bowling Green-Warren County) .90% (LOC; Bank One)                                                15,000,000  (a)    15,000,000

LOUISIANA--5.1%

State of Louisiana, Gas and Fuel Tax Revenue

  Refunding 4%, 11/15/2003 (Insured; FSA)                                                            3,000,000          3,023,836

Louisiana Local Government Environmental Facilities Community

  Development Authority, Revenues, VRDN, Merlots Program
  .95% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                        8,150,000  (a)     8,150,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA (CONTINUED)

Louisiana Public Facilities Authority, VRDN:

  HR, Refunding, Hospital Equipment Financing Program .87% (LOC; Bank One)                          39,300,000  (a)    39,300,000

  Revenue:

    (Metairie Park Country Day) .95% (LOC; Branch Banking and Trust)                                 9,975,000  (a)     9,975,000

    (Pennington Medical Foundation Project) .85% (LOC; Bank One)                                    37,150,000  (a)    37,150,000

    (Roman Catholic Church of New Orleans) .95% (LOC; KBC Bank)                                      4,435,000  (a)     4,435,000

Plaquemines Port Harbor and Terminal District, Port Facilities

  Revenue (Chevron Pipe Line Co.) 1.55%, 9/1/2003                                                   13,000,000         13,000,000

Tobacco Settlement Financing Corporation, Revenue, VRDN

  1.12% (Liquidity Facility; Merrill Lynch)                                                         17,005,000  (a)    17,005,000

MARYLAND--1.9%

Baltimore County Metropolitan District, GO Notes, CP

  1%, 8/15/2003 (Liquidity Facility; WestLB AG)                                                     10,200,000         10,200,000

Frederick County, Industrial Revenue, Refunding, VRDN
  (Manekin-Frederick Facility) 1.05% (LOC; Allfirst Bank)                                            3,225,000  (a)     3,225,000

Maryland Economic Development Corporation, Revenue

  VRDN (Legal Aid Bureau Inc. Facility) 1.05% (LOC; Allfirst Bank)                                   2,800,000  (a)     2,800,000

Maryland Health and Higher Educational Facilities Authority

 Revenue, VRDN:

    (Mercy Ridge) .90% (LOC; Allfirst Bank)                                                         22,050,000  (a)    22,050,000

    (Stella Maris Inc.) .90% (LOC; Allfirst Bank)                                                    9,710,000  (a)     9,710,000

MASSACHUSETTS--3.7%

City of Beverly, GO Notes, BAN 1.50%, 11/12/2003                                                    11,000,000         11,012,630

State of Massachusetts, GO Notes, Refunding, VRDN

 .93% (Liquidity Facility; Landesbank

  Hessen-Thuringen Girozentrale)                                                                    11,700,000  (a)    11,700,000

Massachusetts Development Finance Agency

  College and University Revenue, VRDN (Suffolk University)
  .95% (Insured; Radian Bank and Liquidity Facility: Fleet National
  Bank and State Street Bank and Trust Co.)                                                         32,000,000  (a)    32,000,000

Town of Millbury, GO Notes, BAN 1.80%, 1/23/2004                                                     8,429,927          8,450,678

Town of Milton, GO Notes, BAN 2%, 3/12/2004                                                         13,800,000         13,874,053

Town of North Brookfield, GO Notes, BAN 2%, 1/22/2004                                                2,000,000          2,006,111

Town of Pembroke, GO Notes, BAN 2.75%, 8/7/2003                                                      4,500,000          4,500,822

Town of Shirley, GO Notes, BAN 2%, 4/9/2004                                                         13,000,000         13,074,471

MICHIGAN--4.1%

City of Detroit, Sewage Disposal Revenue, VRDN

 Merlots Program .95% (Insured; FGIC and

  Liquidity Facility; Wachovia Bank)                                                                17,435,000  (a)    17,435,000

Detroit Downtown Development Authority, Revenue

 Refunding, VRDN (Millender Center Project)

  .85% (LOC; HSBC Bank USA)                                                                         17,200,000  (a)    17,200,000

Lake St. Clair Shores Drainage District, GO Notes

  VRDN .95% (LOC; Comerica Bank)                                                                     4,965,000  (a)     4,965,000

Michigan Building Authority, LR, CP

  1.05%, 8/21/2003 (LOC; The Bank of New York)                                                      24,000,000         24,000,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN (CONTINUED)

Michigan Hospital Finance Authority, Revenues, VRDN:

  (Crittenton Hospital) .90% (LOC; Comerica Bank)                                                   10,000,000  (a)    10,000,000

  Hospital Equipment Loan Program .91% (LOC; ABN-AMRO)                                              12,000,000  (a)    12,000,000

Michigan Municipal Bond Authority, Revenue

  2.25%, 8/22/2003 (LOC; JPMorgan Chase Bank)                                                       20,000,000         20,009,066

MISSISSIPPI--.3%

Mississippi Development Bank, Special Obligation

 Revenue, VRDN, Merlots Program .95%

  (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                             7,500,000  (a)     7,500,000

NEBRASKA--1.2%

Nebhelp Inc., Revenue, VRDN .90% (Insured; MBIA

  and Liquidity Facility; Lloyds TSB Bank)                                                          31,780,000  (a)    31,780,000

NEW HAMPSHIRE--.3%

New Hampshire Health and Education Authority, HR

 VRDN (Wentworth Douglass Hospital) 1% (Insured;

  Radian Bank and Liquidity Facility; Fleet National Bank)                                           7,500,000  (a)     7,500,000

NEW JERSEY--.5%

New Brunswick, GO Notes 1.85%, 8/13/2003                                                            13,300,000         13,301,588

NEW MEXICO--.6%

Jicarilla Apache Nation, Revenue 1.45%, 8/13/2003                                                   15,000,000         15,000,000

NEW YORK--5.9%

ABN-AMRO Munitops Certificates Trust, Highway Revenue

  Tolls, VRDN .89% (Insured; MBIA and Liquidity Facility; ABN-AMRO)                                 15,000,000  (a)    15,000,000

Greece Central School District, GO Notes

  BAN 1.80%, 12/18/2003                                                                             18,897,000         18,940,432

New York City Municipal Water Finance Authority

 Water and Sewer System Revenue, CP:

    .75%, 9/8/2003 (LOC: Landesbank Baden-Wuettemberg

      and WestLB AG)                                                                                34,500,000         34,500,000

    1%, 9/12/2003 (Liquidity Facility: Bayerische Landesbank

      and WestLB AG)                                                                                28,000,000         28,000,000

New York City Transitional Finance Authority, VRDN:

  Income Tax Revenue 1.03% (Liquidity Facility; BNP Paribas)                                         4,000,000  (a)     4,000,000

  Revenue, Merlots Program .89% (Insured; MBIA and

    Liquidity Facility; Wachovia Bank)                                                               6,000,000  (a)     6,000,000

New York Counties Tobacco Trust, Revenue, VRDN

  1% (Liquidity Facility; Merrill Lynch)                                                            21,525,000  (a)    21,525,000

New York State Urban Development Corporation, Revenue, VRDN, Merlots

  Program .89% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                5,000,000  (a)     5,000,000

Sullivan West Central School District, GO Notes

  BAN 2%, 4/16/2004                                                                                 10,000,000         10,056,548

Tobacco Settlement Finance Corporation, Revenue, VRDN .96% (Liquidity

  Facility: Landesbank Hessen-Thuringen Girozentrale and Merrill Lynch)                             10,000,000  (a)    10,000,000

OHIO--2.6%

Akron Bath Copley Joint Township Hospital District

 Health Care Facilities Revenue, VRDN

  (Sumner Project) .95% (LOC; KBC Bank)                                                              7,500,000  (a)     7,500,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

OHIO (CONTINUED)

Cincinnati City School District, GO Notes

  BAN 1.30%, 1/20/2004                                                                              40,000,000         40,083,446

Hamilton County, EDR, VRDN

  (Taft Museum Project) .88% (LOC; Fifth Third Bank)                                                 6,000,000  (a)     6,000,000

Toledo, GO Notes, BAN 1.75%, 10/23/2003                                                              8,840,000          8,851,911

University of Cincinnati, College and University Revenue

  BAN 1.75%, 3/18/2004                                                                               6,010,000          6,034,275

OKLAHOMA--.3%

Oklahoma Water Resources Board, Loan Program Revenue

  .87%, 4/1/2004 (LOC; Bank of America)                                                              8,000,000          8,000,000

OREGON--.3%

Oregon Housing and Community Services Department

  Mortgage Revenue 1.30%, 12/23/2003                                                                 9,000,000          9,000,000

PENNSYLVANIA--17.3%

Chester County Health and Education Facilities Authority

 Retirement Community Revenue, VRDN (Kendall-Cosslands

  Communities Project) .93% (LOC; Allied Irish Bank)                                                 8,000,000  (a)     8,000,000

Cumberland County, GO Notes, VRDN .93% (Insured;

  AMBAC and Liquidity Facility; Wachovia Bank)                                                       3,175,000  (a)     3,175,000

Dallas Town Area School District, GO Notes, VRDN

  .90% (Insured; FGIC and Liquidity Facility; BNP Paribas)                                           5,000,000  (a)     5,000,000

Dauphin County General Authority, Revenue, VRDN:

  .95% (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)                                 46,945,000  (a)    46,945,000

  School District Pooled Financing Program II

    .95% (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)                               39,050,000  (a)    39,050,000

Emmaus General Authority, Revenue, VRDN:

  .88%, Series D (GIC; Goldman Sachs and Co.)                                                       32,500,000  (a)    32,500,000

  .88%, Series E (GIC; Goldman Sachs and Co.)                                                       14,400,000  (a)    14,400,000

  .88%, Series G (GIC; Goldman Sachs and Co.)                                                       20,700,000  (a)    20,700,000

  .88%, Series H (GIC; Goldman Sachs and Co.)                                                       30,000,000  (a)    30,000,000

  .89% (GIC; Goldman Sachs and Co.)                                                                  6,900,000  (a)     6,900,000

  Local Government:

    .88%, Series B (GIC; Goldman Sachs and Co.)                                                     47,700,000  (a)    47,700,000

    .88%, Series F-1 (GIC; Goldman Sachs and Co.)                                                   44,100,000  (a)    44,100,000

Lancaster County Hospital Authority, Revenue, VRDN:

  (Luthercare Project) .97% (LOC; Allfirst Bank)                                                    14,685,000  (a)    14,685,000

  (Masonic Homes of Pennsylvania) .85% (Insured; AMBAC

    and Liquidity Facility; PNC Bank)                                                               11,980,000  (a)    11,980,000

Lebanon County Health Facilities Authority, VRDN:

 Health Center Revenue (United Church of Christ Homes)

    .95% (LOC; Allfirst Bank)                                                                        8,780,000  (a)     8,780,000

  Revenue (Cornwall Manor Project) .95% (Insured; Radian Bank

    and Liquidity Facility; Fleet National Bank)                                                     5,945,000  (a)     5,945,000

Montgomery County Higher Education and Health Authority, Private

  Schools Revenue, VRDN (William Penn Charter) .90% (LOC; PNC Bank)                                 11,000,000  (a)    11,000,000

Montgomery County Industrial Development Authority, Revenue, VRDN

  (Northwestern Human Services) .95% (LOC; Commerce Bank)                                           13,930,000  (a)    13,930,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

New Garden General Authority, Municipal Revenue

 VRDN, Municipal Pooled Financing Program I .95%

  (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia)                                       6,300,000  (a)     6,300,000

State of Pennsylvania, GO Notes, VRDN, Merlots Program

  .95% (Insured; MBIA and Liquidity Facility; Wachovia Bank)                                         5,875,000  (a)     5,875,000

Philadelphia Hospitals and Higher Education Facilities

 Authority, Revenue, VRDN:

    Refunding (Philadelphia Protestant Home)

      .95% (LOC; Fleet National Bank)                                                                9,600,000  (a)     9,600,000

    (Temple University) .80% (LOC; PNC Bank)                                                         5,700,000  (a)     5,700,000

Schuylkill County, GO Notes, VRDN

  .93% (Insured; AMBAC and LOC; Wachovia Bank)                                                       7,995,000  (a)     7,995,000

Southcentral General Authority, Revenue, VRDN .90% (Insured;

  AMBAC and Liquidity Facility; JPMorgan Chase Bank)                                                 8,000,000  (a)     8,000,000

Temple University of the Commonwealth System of Higher Education, College

  and University Revenue (University Funding Obligation) 1.20%, 5/4/2004                            10,500,000         10,500,000

West Cornwall Township Municipal Authority, VRDN:

 GO Notes, Refunding (Bethlehem School District Project)

    .90% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)                                 18,000,000  (a)    18,000,000

  Revenue, Pennsylvania General Government Loan Program

    .90% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)                                 15,000,000  (a)    15,000,000

RHODE ISLAND--.2%

Rhode Island Industrial Facilities Corporation, IDR, VRDN
  (Handy and Harman Electric Project) .95% (LOC; Citibank)                                           4,500,000  (a)     4,500,000

SOUTH CAROLINA--1.9%

Greers, Combined Utilities System Revenue, VRDN, Merlots Program

  .95% (Insured; AMBAC and Liquidity Facility; Wachovia Bank)                                        8,335,000  (a)     8,335,000

Piedmont Municipal Power Agency, Electric Revenue, VRDN

  Refunding .83% (Insured; MBIA and Liquidity Facility; Credit Suisse)                              22,900,000  (a)    22,900,000

South Carolina Jobs Economic Development Authority, Health Facilities

 Revenue, Refunding, VRDN (Episcopal Church Home) .95%

  (Insured; Radian Bank and Liquidity Facility; Wachovia Bank)                                      14,805,000  (a)    14,805,000

Tobacco Settlement Revenue Management Authority

 Tobacco Settlement Revenue, VRDN

  1.12% (Liquidity Facility; Merrill Lynch)                                                          2,645,000  (a)     2,645,000

TENNESSEE--1.0%

Knox County, GO Notes, BAN 1%, 11/1/2003                                                             3,600,000          3,600,430

Sevier County Public Building Authority, Local Government

 Public Improvement, Revenue, VRDN:

    .86% (Insured; AMBAC and Liquidity Facility; KBC Bank)                                           8,755,000  (a)     8,755,000

    .86% (Insured; AMBAC and Liquidity Facility;

      Landesbank Hessen-Thuringen Girozentrale)                                                      8,760,000  (a)     8,760,000

Shelby County, Health Care Facilities Revenue, CP (Baptist

  Memorial Hospital) .85%, 6/26/2003 (LOC; Bank of America)                                          6,000,000          6,000,000

TEXAS--12.0%

Aldine Independent School District, GO Notes

 1%, 6/15/2004 (Insured; Permanent School Fund

  and Liquidity Facility; Dexia Credit Locale)                                                      15,000,000         15,000,000


                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Dallas Area Rapid Transit, Transportation Revenue:

 CP .90%, 12/9/2003 (Liquidity Facility: Bayerische Landesbank,

    Landesbank Baden-Wuerttemberg,

    State Street Bank and Trust Co. and WestLB AG)                                                  20,000,000         20,000,000

  VRDN, Merlots Program .95% (Insured: AMBAC and FGIC

    and Liquidity Facility; Wachovia Bank)                                                          24,090,000  (a)    24,090,000

City of Houston, GO Notes, CP .95%, 8/11/2003 (Liquidity

 Facility: Bank of Nova Scotia, Landesbank Hessen-Thuringen

  Girozentrale and Toronto Dominion Bank)                                                           12,300,000         12,300,000

Houston Higher Education Facility, Higher Education

 Revenue, CP (Rice University):

    .90%, 10/9/2003                                                                                    800,000            800,000

    1.10%, 10/9/2003                                                                                 8,300,000          8,300,000

Houston Water and Sewer System, Water and Sewer Revenue

 CP:

    .80%, 9/8/2003 (Liquidity Facility: Bayerische
      Landesbank and WestLB AG)                                                                     15,000,000         15,000,000

    .85%, 10/9/2003 (Liquidity Facility: Bayerische
      Landesbank and WestLB AG)                                                                     15,000,000         15,000,000

City of San Antonio, Water Revenue, VRDN

  Merlots Program .95% (Liquidity Facility; Wachovia Bank)                                          10,000,000  (a)    10,000,000

State of Texas, Revenue, TRAN 2.75%, 8/29/2003                                                      91,000,000         91,103,991

Texas Association of School Boards, COP, TAN

  2.50%, 8/29/2003                                                                                  15,000,000         15,011,368

Texas Municipal Power Agency, Electric Revenue, CP:

 .95%, 8/5/2003 (Liquidity Facility: Bayerische Landesbank,

    JPMorgan Chase Bank and State Street Bank and Trust Co.)                                        20,000,000         20,000,000

  .85%, 10/8/2003 (Liquidity Facility: Bayerische Landesbank,

    JPMorgan Chase Bank and State Street Bank and Trust Co.)                                        20,000,000         20,000,000

  .87%, 9/9/2003 (Liquidity Facility: Bayerische Landesbank,

    JPMorgan Chase Bank and State Street Bank and Trust Co.)                                        26,700,000         26,700,000

University of Texas System Board of Regents

  Revenues, CP 1.05%, 10/24/2003                                                                    20,000,000         20,000,000

UTAH--.3%

Intermountain Power Agency, Power Supply Revenue

 1%, 9/15/2003 (Insured; AMBAC and Liquidity Facility;

  Landesbank Hessen-Thuringen Girozentrale)                                                          9,000,000          9,000,000

VERMONT--.6%

Vermont Educational and Health Buildings Financing Agency

 VRDN:

    College and University Revenue, Capital Asset

      Financing Program .95% (LOC; M&T Bank)                                                         8,910,000  (a)     8,910,000

    Revenue (Rutland Regional Medical Project) .95%

      (Insured; Radian Bank and Liquidity Facility; Fleet National Bank)                             6,575,000  (a)     6,575,000

VIRGINIA--.6%

Alexandria Industrial Development Authority, Revenue, VRDN

 (Institute for Defense Analyses) .94% (Insured; AMBAC

  and Liquidity Facility; Wachovia Bank)                                                            16,445,000  (a)    16,445,000

                                                                                                                  The Funds

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                     Principal
DREYFUS TAX EXEMPT CASH MANAGEMENT (CONTINUED)                                                      Amount ($)          Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TAX EXEMPT INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

WASHINGTON--2.6%

City of Seattle, Power Supply Revenue

 (Municipal Light and Power):

    CP .90%, 1/8/2004 (LOC; JPMorgan Chase Bank)                                                     9,700,000          9,700,000

    RAN 2.50%, 11/21/2003                                                                            7,000,000          7,021,157

State of Washington, GO Notes, VRDN, Merlots Program:

  .95% (Insured; MBIA and Liquidity Facility; Wachovia Bank)                                         5,980,000  (a)     5,980,000

  .95% (Insured: FGIC and MBIA and Liquidity Facility; Wachovia Bank)                               10,000,000  (a)    10,000,000

Washington Health Care Facilities Authority, Revenues, VRDN:

  (Provail) .90% (LOC; Key Bank)                                                                     7,070,000  (a)     7,070,000

  (Seattle Cancer Care) .90% (LOC; Key Bank)                                                        21,100,000  (a)    21,100,000

Washington Higher Education Facilities Authority, Revenue

  VRDN (St. Martins College Project) .90% (LOC; U.S. Bank NA)                                        7,315,000  (a)     7,315,000

WEST VIRGINIA--.0%

West Virginia Hospital Finance Authority, Revenues, VRDN

 WVHA Pooled Financing Program .95% (Liquidity Facility: Bank

  of Nova Scotia and BNP Paribas and LOC; Bank of America)                                             615,000  (a)       615,000

WISCONSIN--1.6%

Badger Tobacco Asset Securitization Corporation

 Tobacco Settlement Revenue, VRDN 1.07%

  (Liquidity Facility: Lloyds TBS Bank and Merrill Lynch)                                            7,000,000  (a)     7,000,000

Franklin Community Development Authority, Redevelopment Revenue

  VRDN (Indian Community School of Milwaukee) .90% (LOC; Bank One)                                  11,000,000  (a)    11,000,000

City of Greenfield, GO Notes, Refunding

  4.75%, 9/1/2003 (Insured; AMBAC)                                                                   3,415,000          3,425,510

West Allis, Revenue, VRDN (State Fair Park Exposition)

  .92% (LOC; U.S. Bank NA)                                                                           6,200,000  (a)     6,200,000

Wisconsin Health and Educational Facilities Authority

 Revenue, VRDN, Pooled Loan Financing Program .95% (GIC; Bank

  of America and Liquidity Facility; The Bank of New York)                                          13,785,000  (a)    13,785,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $2,636,648,840)                                                                 101.3%      2,636,648,840

LIABILITIES, LESS CASH AND RECEIVABLES                                                                  (1.3%)       (32,739,872)

NET ASSETS                                                                                              100.0%      2,603,908,968

SEE FOOTNOTES ON PAGE 37.

SEE NOTES TO FINANCIAL STATEMENTS.

Summary of Abbreviations

AMBAC         American Municipal Bond Assurance Corporation

BAN           Bond Anticipation Notes

COP           Certificate of Participation

CP            Commercial Paper

EDR           Economic Development Revenue

FGIC          Financial Guaranty Insurance Company

FHLB          Federal Home Loan Bank

FNMA          Federal National Mortgage Association

FSA           Financial Security Assurance

GIC           Guaranteed Invesment Contract

GNMA          Government National Mortgage Association

GO            General Obligation

HR            Hospital Revenue

IDR           Industrial Development Revenue

LOC           Letter of Credit

LOR           Limited Obligation Revenue

LR            Lease Revenue

MBIA          Municipal Bond Investors Assurance
                 Insurance Corporation

MFHR          Multi-Family Housing Revenue

PCR           Pollution Control Revenue

RAN           Revenue Anticipation Notes

RAW           Revenue Anticipation Warrants

SFMR          Single Family Mortgage Revenue

SWDR          Solid Waste Disposal Revenue

TAN           Tax Anticipation Notes

TRAN          Tax and Revenue Anticipation Notes

VRDN          Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

                                                                                                        VALUE (%)
                                                                                               ____________________________
                                                                                         DREYFUS         DREYFUS        DREYFUS
                                                                                      MUNICIPAL CASH     NEW YORK      TAX EXEMPT
                                                                                        MANAGEMENT    MUNICIPAL CASH      CASH
FITCH            OR           MOODY'S             OR         STANDARD & POOR'S             PLUS         MANAGEMENT     MANAGEMENT
_____                         ________                       __________________      ________________  _______________  ____________

F1+, F1                       VMIG1, MIG1, P1                SP1+, SP1, A1+, A1           88.6            85.4           85.6

AAA, AA, A (c)                Aaa, Aa, A (c)                 AAA, AA, A (c)                7.3              .7            9.8

Not Rated (d)                 Not Rated (d)                  Not Rated( d)                 4.1            13.9            4.6

                                                                                         100.0           100.0          100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF ASSETS AND LIABILITIES

(amounts in thousands, except Net Asset Value Per Share)

July 31, 2003 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1(a,b)((+))      13,175,220     24,422,213       9,318,287      1,028,215       5,018,862       3,806,156

Interest receivable                             12,891         66,309          22,234          1,062          7,846            4,295

                                            13,188,111     24,488,522       9,340,521      1,029,277       5,026,708       3,810,451
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                 2,738         5,321            2,436            298           1,159           1,033

Cash overdraft due to Custodian                  8,402        15,515            4,009             80           1,120           2,489

Payable for investment
  securities purchased                                        50,245                                             --

Payable for shares of Beneficial
  Interest/Common Stock redeemed                    40           583               15              --             --           1,274

                                                11,180        71,664            6,460            378           2,279           4,796
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              13,176,931    24,416,858        9,334,061      1,028,899       5,024,429       3,805,655
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                             13,176,978   24,416,866         9,334,185      1,028,948       5,024,438       3,805,729

Accumulated net realized
  gain (loss) on investments                      (47)          (8)             (124)           (49)             (9)            (74)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                              13,176,931   24,416,858        9,334,061      1,028,899        5,024,429      3,805,655
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITUTIONAL SHARES

  Net Assets ($)                            10,860,764  19,861,469          6,287,473       411,930       3,700,598       2,382,198

  Shares Outstanding                        10,860,839  19,861,571          6,287,602       411,959       3,700,706       2,382,450

  NET ASSET VALUE PER SHARE ($)                   1.00        1.00               1.00          1.00            1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                             1,562,034   1,538,160          1,441,420        262,119       1,087,367       1,131,106

  Shares Outstanding                         1,562,027   1,538,124          1,441,423        262,120       1,087,284       1,131,019

  NET ASSET VALUE PER SHARE ($)                   1.00        1.00               1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                               659,866   2,055,314          1,038,123        176,760          15,172          48,854

  Shares Outstanding                           659,857   2,055,293          1,038,121        176,759          15,170          48,839

  NET ASSET VALUE PER SHARE ($)                   1.00        1.00               1.00           1.00            1.00           1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                94,267     961,915            567,045        178,090         221,292         243,497

  Shares Outstanding                            94,255     961,878            567,039        178,110         221,278         243,421

  NET ASSET VALUE PER SHARE ($)                   1.00        1.00               1.00           1.00            1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)              13,175,220  24,422,213          9,318,287       1,028,215      5,018,862       3,806,156

(A)  AMOUNTS INCLUDE  REPURCHASE  AGREEMENTS OF $119,000,000 AND  $2,171,000,000
     FOR  DREYFUS   GOVERNMENT  CASH   MANAGEMENT  AND  DREYFUS   TREASURY  CASH
     MANAGEMENT, RESPECTIVELY. SEE NOTE 1(B).

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

ASSETS ($):

Investments at value--Note 1 (a,b)((+))                                                 502,893             419,202       2,636,649

Cash                                                                                         --               2,599

Interest receivable                                                                       1,515               1,063           7,858

                                                                                        504,408             422,864       2,644,507
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation
  and affiliates                                                                            109                  68             500

Cash overdraft due to Custodian                                                           7,042                  --          40,098

Payable for investment
  securities purchased                                                                       --               9,113

Payable for shares of Beneficial
  Interest redeemed                                                                          --                  50              --

                                                                                          7,151               9,231          40,598
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($)                                                                          497,257             413,633       2,603,909
------------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                                         497,238             413,636       2,604,009

Accumulated net realized
  gain (loss) on investments                                                                 19                 (3)           (100)

                                                                                        497,257             413,633       2,603,909
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE

INSTITITUTIONAL SHARES

  Net Assets ($)                                                                        236,452             378,878       2,132,770

  Shares Outstanding                                                                    236,558             378,880       2,132,911

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR SHARES

  Net Assets ($)                                                                        113,912              21,919         169,806

  Shares Outstanding                                                                    113,893              21,921         169,812

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SHARES

  Net Assets ($)                                                                        126,190               9,997         261,771

  Shares Outstanding                                                                    126,173               9,997         261,744

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

PARTICIPANT SHARES

  Net Assets ($)                                                                         20,703               2,839          39,562

  Shares Outstanding                                                                     20,697               2,839          39,542

  NET ASSET VALUE PER SHARE ($)                                                            1.00                1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

((+))  Investments at cost ($)                                                          502,893             419,202       2,636,649

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF OPERATIONS

(amounts in thousands)

Six Months Ended July 31, 2003 (Unaudited)

                                                              DREYFUS         DREYFUS        DREYFUS         DREYFUS        DREYFUS
                                               DREYFUS           CASH      GOVERNMENT     GOVERNMENT        TREASURY       TREASURY
                                                  CASH     MANAGEMENT            CASH     PRIME CASH            CASH     PRIME CASH
                                            MANAGEMENT     PLUS, INC.      MANAGEMENT     MANAGEMENT      MANAGEMENT     MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                 85,850        183,779          70,238          5,990          30,799         25,901

EXPENSES:

Management fee--Note 2(a)                       13,264         26,672          10,580            960           4,984           4,271

Distribution fees--Note 2(b)                     2,507          5,148           3,681            841           1,555           2,222

TOTAL EXPENSES                                  15,771         31,820          14,261          1,801           6,539          6,493

INVESTMENT INCOME--NET                          70,079        151,959          55,977          4,189          24,260         19,408
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON

  INVESTMENTS--NOTE 1(B) ($)                        74           (14)           (135)             11             161           (13)

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     70,153        151,945          55,842          4,200          24,421         19,395

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                        DREYFUS             DREYFUS         DREYFUS
                                                                                 MUNICIPAL CASH            NEW YORK      TAX EXEMPT
                                                                                     MANAGEMENT      MUNICIPAL CASH            CASH
                                                                                           PLUS          MANAGEMENT      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                                           2,872               2,561          14,399

EXPENSES:

Management fee--Note 2(a)                                                                   483                 450           2,504

Distribution fees--Note 2(b)                                                                214                  43             387

TOTAL EXPENSES                                                                              697                 493           2,891

INVESTMENT INCOME--NET                                                                    2,175               2,068          11,508
====================================================================================================================================

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                                      48                                 296

Net unrealized appreciation (depreciation) on investments                                    --                  --             (2)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                       48                  --             294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      2,223               2,068          11,802

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS

(amounts in thousands)

                                                        DREYFUS CASH MANAGEMENT                   DREYFUS CASH MANAGEMENT PLUS, INC.
                                                        -------------------------                   -------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED        SIX MONTHS ENDED          YEAR ENDED
                                                       JULY 31, 2003        JANUARY 31,           JULY 31, 2003         JANUARY 31,
                                                         (UNAUDITED)               2003             (UNAUDITED)                2003
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                        70,079           263,233                  151,959             543,639

Net realized gain (loss) on investments                           74                48                     (14)                 313

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  70,153            263,281                 151,945             543,952
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                     (60,055)          (228,584)               (128,860)           (477,402)

   Investor Shares                                           (6,843)           (23,699)                 (7,986)            (33,154)

   Administrative Shares                                     (2,813)            (8,444)                (11,285)            (21,856)

   Participant Shares                                          (368)            (2,506)                 (3,828)            (11,227)

TOTAL DIVIDENDS                                             (70,079)          (263,233)               (151,959)           (543,639)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST/CAPITAL STOCK
  TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   44,322,270       115,563,270               89,935,494       225,348,588

   Investor Shares                                         5,674,237        10,818,647                4,529,476        11,959,471

   Administrative Shares                                   2,196,310         3,314,021                6,135,917        10,848,954

   Participant Shares                                        195,740           848,390                1,709,791         3,116,145

Dividends reinvested:

   Institutional Shares                                       16,664            72,339                   59,576           226,804

   Investor Shares                                             3,381            11,672                    7,018            30,972

   Administrative Shares                                         984             4,414                   10,921            18,859

   Participant Shares                                            304             1,614                    3,660            10,791

Cost of shares redeemed:

   Institutional Shares                                 (44,887,792)      (117,485,627)            (94,770,827)       (228,117,170)

   Investor Shares                                       (5,929,094)       (10,303,249)             (5,164,639)        (11,371,269)

   Administrative Shares                                 (2,206,921)        (3,155,439)             (6,121,853)         (9,769,906)

   Participant Shares                                      (219,525)          (933,297)             (1,779,822)         (2,589,670)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST/CAPITAL STOCK TRANSACTIONS          (833,442)        (1,243,245)             (5,445,288)           (287,431)

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (833,368)        (1,243,197)             (5,445,302)           (287,118)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       14,010,299         15,253,496              29,862,160         30,149,278

END OF PERIOD                                             13,176,931         14,010,299              24,416,858          29,862,160

SEE NOTES TO FINANCIAL STATEMENTS.


                                                              DREYFUS GOVERNMENT                          DREYFUS GOVERNMENT
                                                                CASH MANAGEMENT                         PRIME CASH MANAGEMENT
                                                         ----------------------------              ------------------------------
                                                    SIX MONTHS ENDED        YEAR ENDED          SIX MONTHS ENDED         YEAR ENDED
                                                       JULY 31, 2003       JANUARY 31,             JULY 31, 2003        JANUARY 31,
                                                         (UNAUDITED)              2003               (UNAUDITED)               2003
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                        55,977           206,879                    4,189              16,694

Net realized gain (loss) on investments                        (135)               202                       11                  (4)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                  55,842           207,081                     4,200             16,690
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                                     (41,346)         (158,450)                   (1,467)            (6,056)

   Investor Shares                                           (7,085)          (25,074)                   (1,146)            (3,641)

   Administrative Shares                                     (5,484)          (15,754)                     (941)            (2,366)

   Participant Shares                                        (2,062)           (7,601)                     (635)            (4,631)

TOTAL DIVIDENDS                                             (55,977)         (206,879)                   (4,189)           (16,694)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                                   33,280,049        71,534,713                   612,644          1,588,690

   Investor Shares                                         4,603,017         9,449,442                   316,177            742,536

   Administrative Shares                                   1,828,594         3,637,223                   614,052          1,775,196

   Participant Shares                                        506,169         1,733,372                   749,628          1,291,550

Dividends reinvested:

   Institutional Shares                                       18,470            75,364                     1,287              4,640

   Investor Shares                                             5,983            21,233                       956              2,768

   Administrative Shares                                       3,444             8,645                       883              2,227

   Participant Shares                                          1,393             5,396                       479              4,395

Cost of shares redeemed:

   Institutional Shares                                  (35,095,173)      (70,575,247)                 (487,396)        (1,667,742)

   Investor Shares                                        (4,758,627)       (9,389,898)                 (328,052)          (668,582)

   Administrative Shares                                  (1,931,545)       (3,130,999)                 (654,393)        (1,647,367)

   Participant Shares                                       (585,963)       (1,616,680)                 (897,444)        (1,369,561)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                       (2,124,189)         1,752,564                  (71,179)             58,750

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (2,124,324)         1,752,766                  (71,168)             58,746
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                       11,458,385         9,705,619                 1,100,067           1,041,321

END OF PERIOD                                              9,334,061        11,458,385                 1,028,899           1,100,067

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

(amounts in thousands)

                                                          DREYFUS TREASURY                           DREYFUS TREASURY PRIME
                                                           CASH MANAGEMENT                                CASH MANAGEMENT
                                                --------------------------------------        ------------------------------------
                                              SIX MONTHS ENDED            YEAR ENDED         SIX MONTHS ENDED            YEAR ENDED
                                                 JULY 31, 2003           JANUARY 31,            JULY 31, 2003           JANUARY 31,
                                                   (UNAUDITED)                  2003              (UNAUDITED)                  2003
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                                  24,260                74,317                  19,408                 75,286

Net realized gain (loss) on investments                    161                   150                     (13)                   151

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            24,421                74,467                   19,395                75,437
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                               (19,564)              (55,337)                 (13,146)              (49,392)

   Investor Shares                                     (4,369)              (15,785)                  (4,742)              (18,831)

   Administrative Shares                                  (92)               (1,925)                    (608)               (1,861)

   Participant Shares                                    (235)               (1,270)                    (912)               (5,202)

TOTAL DIVIDENDS                                       (24,260)              (74,317)                 (19,408)              (75,286)
------------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                             14,087,555            29,856,546                4,230,057             12,582,861

   Investor Shares                                   3,728,714             7,681,626                2,168,100              5,120,020

   Administrative Shares                               174,398             1,111,395                   66,740                458,064

   Participant Shares                                  391,594               296,098                  588,389              1,373,883

Dividends reinvested:

   Institutional Shares                                  4,496                 9,733                    5,551                 20,803

   Investor Shares                                       1,700                 5,333                    2,693                 13,967

   Administrative Shares                                    88                 1,784                      525                  1,808

   Participant Shares                                      132                   422                      466                  1,996

Cost of shares redeemed:

   Institutional Shares                            (13,788,917)          (29,256,376)              (5,144,748)          (12,643,738)

   Investor Shares                                  (3,642,096)           (7,722,910)              (2,300,704)           (5,173,196)

   Administrative Shares                              (182,759)           (1,216,251)                (223,259)             (316,543)

   Participant Shares                                 (222,557)             (365,064)                (666,301)           (1,577,244)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS                    552,348               402,336               (1,272,491)             (137,319)

TOTAL INCREASE (DECREASE) IN NET ASSETS                552,509               402,486               (1,272,504)             (137,168)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                                  4,471,920             4,069,434                5,078,159             5,215,327

END OF PERIOD                                        5,024,429             4,471,920                3,805,655             5,078,159

SEE NOTES TO FINANCIAL STATEMENTS.



                                          DREYFUS MUNICIPAL CASH       DREYFUS NEW YORK MUNICIPAL            DREYFUS TAX EXEMPT
                                             MANAGEMENT PLUS                 CASH MANAGEMENT                   CASH MANAGEMENT
                                     -----------------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                                        JULY 31, 2003  JANUARY 31,   JULY 31, 2003  JANUARY 31,  JULY 31, 2003     JANUARY 31,
                                          (UNAUDITED)        2003      (UNAUDITED)       2003      (UNAUDITED)           2003
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,175       4,987           2,068        6,081         11,508           31,325

Net realized gain (loss) on investments            48          26             --           --             296              118

Net unrealized appreciation
   (depreciation) on investments                   --          --             --           --              (2)               2

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,223       5,013           2,068        6,081          11,802           31,445
------------------------------------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

   Institutional Shares                       (1,229)       (3,077)           (1,942)       (5,826)          (9,903)    (27,269)

   Investor Shares                              (353)         (984)              (93)         (195)            (434)     (1,714)

   Administrative Shares                        (545)         (790)              (25)          (51)          (1,012)     (1,086)

   Participant Shares                            (48)         (136)               (8)           (9)            (159)     (1,256)

TOTAL DIVIDENDS                               (2,175)       (4,987)           (2,068)       (6,081)         (11,508)    (31,325)
---------------------------------------------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

   Institutional Shares                       670,876    1,417,114            422,236       991,623        5,090,882    11,723,375

   Investor Shares                            189,721      451,037             41,321        20,039          279,648       754,771

   Administrative Shares                      166,215      259,489             54,000        63,311          243,016       406,460

   Participant Shares                          23,977       15,834              2,762         2,888          119,129       436,904

Dividends reinvested:

   Institutional Shares                           979        2,419                609         1,580            4,309        11,288

   Investor Shares                                318          800                 93           195              206           749

   Administrative Shares                          543          787                 25            51              797         1,066

   Participant Shares                              47          136                  8             9               38            39

Cost of shares redeemed:

   Institutional Shares                      (659,230)   (1,320,808)         (460,750)   (1,164,624)      (5,035,897)   (11,541,102)

   Investor Shares                           (168,396)     (422,450)          (40,311)      (16,439)        (229,514)      (830,704)

   Administrative Shares                     (150,706)     (221,310)          (50,350)      (60,470)        (167,000)      (229,562)

   Participant Shares                         (19,444)      (15,357)           (1,893)       (1,240)        (218,604)      (449,093)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            54,900       167,691          (32,250)     (163,077)           87,010        284,191

TOTAL INCREASE (DECREASE) IN NET ASSETS        54,948       167,717          (32,250)     (163,077)           87,304        284,311
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           442,309       274,592           445,883       608,960        2,516,605      2,232,294

END OF PERIOD                                 497,257       442,309           413,633       445,883        2,603,909      2,516,605

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                      PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                       ------------------------------------------------         ------------------------------------
                                                                                                            RATIO OF NET
                                       NET ASSET             DIVIDENDS    NET ASSET               RATIO OF  INVESTMENT   NET  ASSETS
                                           VALUE      NET     FROM NET    VALUE                   EXPENSES  INCOME TO      END OF
                                       BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE  AVERAGE        PERIOD
                                       OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  $X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .005    (.005)        1.00       1.09(a)     .20(a)   1.09(a)        10,861

Year Ended January 31,

  2003                                     1.00      .016    (.016)        1.00       1.66        .20      1.65           11,410

  2002                                     1.00      .037    (.037)        1.00       3.77        .20      3.64           13,260

  2001                                     1.00      .063    (.063)        1.00       6.46        .20      6.24            9,125

  2000                                     1.00      .051    (.051)        1.00       5.19        .20      5.12            9,015

  1999                                     1.00      .053    (.053)        1.00       5.45        .20      5.32            6,273

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .004    (.004)        1.00        .85(a)     .45(a)    .84(a)         1,562

Year Ended January 31,

  2003                                     1.00      .014    (.014)        1.00       1.41        .45      1.40            1,814

  2002                                     1.00      .035    (.035)        1.00       3.51        .45      3.39            1,286

  2001                                     1.00      .060    (.060)        1.00       6.19        .45      5.99              967

  2000                                     1.00      .048    (.048)        1.00       4.93        .45      4.88              678

  1999                                     1.00      .051    (.051)        1.00       5.19        .45      5.07              462

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .005    (.005)        1.00        .99(a)     .30(a)    .99(a)           660

Year Ended January 31,

  2003                                     1.00      .015    (.015)        1.00       1.56        .30      1.55              669

  2002                                     1.00      .036    (.036)        1.00       3.67        .30      3.54              506

  2001                                     1.00      .062    (.062)        1.00       6.35        .30      6.14              126

  2000                                     1.00      .050    (.050)        1.00       5.08        .30      5.02              173

  1999                                     1.00      .052    (.052)        1.00       5.34        .30      5.22              195

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .003    (.003)        1.00        .69(a)     .60(a)    .69(a)            94

Year Ended January 31,

  2003                                     1.00      .012    (.012)        1.00       1.26        .60      1.25              118

  2002                                     1.00      .033    (.033)        1.00       3.36        .60      3.24              201

  2001                                     1.00      .059    (.059)        1.00       6.04        .60      5.84              202

  2000                                     1.00      .047    (.047)        1.00       4.77        .60      4.72              216

  1999                                     1.00      .049    (.049)        1.00       5.03        .60      4.92               65

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                      PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                       ------------------------------------------------           ----------------------------------
                                                                                                            RATIO OF NET
                                       NET ASSET              DIVIDENDS  NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                          VALUE      NET      FROM NET   VALUE                   EXPENSES   INCOME TO      END OF
                                       BEGINNING  INVESTMENT  INVESTMENT END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                       OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS ($X1,000,000)
     -------------------------------------------------------------------------------------------------------------------------------

DREYFUS CASH MANAGEMENT PLUS, INC.

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .006    (.006)        1.00      1.17(a)     .20(a)   1.17(a)        19,861

Year Ended January 31,

  2003                                     1.00      .018    (.018)        1.00      1.78        .20      1.78           24,637

  2002                                     1.00      .038    (.038)        1.00      3.91        .20      3.54           27,179

  2001                                     1.00      .063    (.063)        1.00      6.49        .20      6.33           10,352

  2000                                     1.00      .051    (.051)        1.00      5.22        .20      5.08            6,524

  1999                                     1.00      .054    (.054)        1.00      5.50        .20      5.36            7,448

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .005    (.005)        1.00       .93(a)     .45(a)    .92(a)         1,538

Year Ended January 31,

  2003                                     1.00      .015    (.015)        1.00      1.53        .45      1.53            2,166

  2002                                     1.00      .036    (.036)        1.00      3.66        .45      3.29            1,547

  2001                                     1.00      .061    (.061)        1.00      6.23        .45      6.08              749

  2000                                     1.00      .048    (.048)        1.00      4.95        .45      4.84              697

  1999                                     1.00      .051    (.051)        1.00      5.24        .45      5.12              690

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .005    (.005)        1.00      1.09(a)     .30(a)   1.07(a)         2,055

Year Ended January 31,

  2003                                     1.00      .017    (.017)        1.00      1.68        .30      1.68            2,030

  2002                                     1.00      .037    (.037)        1.00      3.81        .30      3.44              932

  2001                                     1.00      .062    (.062)        1.00      6.39        .30      6.23               39

  2000                                     1.00      .050    (.050)        1.00      5.12        .30      4.99               30

  1999                                     1.00      .053    (.053)        1.00      5.39        .30      5.26               31

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .004    (.004)        1.00       .77(a)     .60(a)    .77(a)           962

Year Ended January 31,

  2003                                     1.00      .014    (.014)        1.00      1.38        .60      1.38            1,028

  2002                                     1.00      .034    (.034)        1.00      3.50        .60      3.14              491

  2001                                     1.00      .059    (.059)        1.00      6.07        .60      5.93              430

  2000                                     1.00      .047    (.047)        1.00      4.80        .60      4.70              186

  1999                                     1.00      .050    (.050)        1.00      5.07        .60      4.96               67

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                      PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                      ------------------------------------------------           -----------------------------------
                                                                                                             RATIO OF NET
                                      NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                          VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                      BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                      OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
     -------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERMENT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .006    (.006)        1.00      1.13(a)     .20(a)   1.13(a)         6,287

Year Ended January 31,

  2003                                     1.00      .017    (.017)        1.00      1.75        .20      1.74            8,084

  2002                                     1.00      .037    (.037)        1.00      3.81        .20      3.55            7,049

  2001                                     1.00      .061    (.061)        1.00      6.28        .20      6.08            4,064

  2000                                     1.00      .049    (.049)        1.00      5.00        .20      4.88            3,573

  1999                                     1.00      .052    (.052)        1.00      5.35        .20      5.22            4,019

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .004    (.004)        1.00       .89(a)     .45(a)    .88(a)         1,441

Year Ended January 31,

  2003                                     1.00      .015    (.015)        1.00      1.50        .45      1.49            1,591

  2002                                     1.00      .035    (.035)        1.00      3.55        .45      3.30            1,510

  2001                                     1.00      .059    (.059)        1.00      6.01        .45      5.83              643

  2000                                     1.00      .046    (.046)        1.00      4.74        .45      4.62              504

  1999                                     1.00      .050    (.050)        1.00      5.08        .45      4.96              811

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .005    (.005)        1.00      1.03(a)     .30(a)   1.03(a)         1,038

Year Ended January 31,

  2003                                     1.00      .016    (.016)        1.00      1.65        .30      1.64            1,138

  2002                                     1.00      .036    (.036)        1.00      3.71        .30      3.45              623

  2001                                     1.00      .060    (.060)        1.00      6.17        .30      5.98               70

  2000                                     1.00      .048    (.048)        1.00      4.89        .30      4.78               19

  1999                                     1.00      .051    (.051)        1.00      5.24        .30      5.12               52

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited) 1.00      .004    (.004)        1.00       .73(a)     .60(a)    .73(a)           567

Year Ended January 31,

  2003                                     1.00      .013    (.013)        1.00      1.35        .60      1.34              645

  2002                                     1.00      .033    (.033)        1.00      3.40        .60      3.15              523

  2001                                     1.00      .057    (.057)        1.00      5.85        .60      5.68               49

  2000                                     1.00      .045    (.045)        1.00      4.58        .60      4.48               43

  1999                                     1.00      .048    (.048)        1.00      4.93        .60      4.81              270

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                      PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                      ------------------------------------------------           -----------------------------------
                                                                                                            RATIO OF NET
                                      NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                          VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                      BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                      OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
     -------------------------------------------------------------------------------------------------------------------------------

DREYFUS GOVERNMENT PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00      1.05(a)     .20(a)   1.03(a)           412

Year Ended January 31,

  2003                                      1.00      .016    (.016)        1.00      1.61        .20      1.60              285

  2002                                      1.00      .035    (.035)        1.00      3.56        .20      3.39              360

  2001                                      1.00      .061    (.061)        1.00      6.27        .20      5.99              288

  2000                                      1.00      .049    (.049)        1.00      5.04        .20      4.98              397

  1999(b)                                   1.00      .048    (.048)        1.00      5.33(a)     .20(a)   5.20(a)           194

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .81(a)     .45(a)    .78(a)           262

Year Ended January 31,

  2003                                      1.00      .014    (.014)        1.00      1.36        .45      1.35              273

  2002                                      1.00      .033    (.033)        1.00      3.31        .45      3.14              196

  2001                                      1.00      .058    (.058)        1.00      6.00        .45      5.74               65

  2000                                      1.00      .047    (.047)        1.00      4.78        .45      4.73               39

  1999(b)                                   1.00      .046    (.046)        1.00      5.06(a)     .45(a)   4.95(a)            15

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00       .95(a)     .30(a)    .93(a)           177

Year Ended January 31,

  2003                                      1.00      .015    (.015)        1.00      1.51        .30      1.50              216

  2002                                      1.00      .034    (.034)        1.00      3.46        .30      3.29               86

  2001                                      1.00      .060    (.060)        1.00      6.16        .30      5.89                6

  2000                                      1.00      .048    (.048)        1.00      4.95        .30      4.88                1

  1999(b)                                   1.00      .047    (.047)        1.00      5.22(a)     .30(a)   5.10(a)             2

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .003    (.003)        1.00       .65(a)     .60(a)    .63(a)           178

Year Ended January 31,

  2003                                      1.00      .012    (.012)        1.00      1.21        .60      1.20              325

  2002                                      1.00      .031    (.031)        1.00      3.15        .60      2.99              399

  2001                                      1.00      .057    (.057)        1.00      5.84        .60      5.59              320

  2000                                      1.00      .045    (.045)        1.00      4.63        .60      4.58              196

  1999(b)                                   1.00      .045    (.045)        1.00      4.90(a)     .60(a)   4.80(a)           163

(A)  ANNUALIZED.

(B)  FROM FEBRUARY 27, 1998 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 1999.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                     ------------------------------------------------           ------------------------------------
                                                                                                           RATIO OF NET
                                     NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                         VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                     BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                     OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00      1.05(a)     .20(a)   1.04(a)         3,701

Year Ended January 31,

  2003                                      1.00      .016    (.016)        1.00      1.59        .20      1.57            3,397

  2002                                      1.00      .036    (.036)        1.00      3.62        .20      3.42            2,787

  2001                                      1.00      .060    (.060)        1.00      6.12        .20      5.93            2,138

  2000                                      1.00      .048    (.048)        1.00      4.88        .20      4.76            1,879

  1999                                      1.00      .051    (.051)        1.00      5.21        .20      5.09            2,865

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .79(a)     .45(a)    .79(a)         1,087

Year Ended January 31,

  2003                                      1.00      .013    (.013)        1.00      1.34        .45      1.32              999

  2002                                      1.00      .033    (.033)        1.00      3.36        .45      3.17            1,035

  2001                                      1.00      .057    (.057)        1.00      5.86        .45      5.68              671

  2000                                      1.00      .045    (.045)        1.00      4.62        .45      4.53              472

  1999                                      1.00      .048    (.048)        1.00      4.95        .45      4.84              538

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00       .95(a)     .30(a)    .94(a)            15

Year Ended January 31,

  2003                                      1.00      .015    (.015)        1.00      1.49        .30      1.47               23

  2002                                      1.00      .035    (.035)        1.00      3.52        .30      3.32              127

  2001                                      1.00      .059    (.059)        1.00      6.02        .30      5.83               22

  2000                                      1.00      .047    (.047)        1.00      4.78        .30      4.66               23

  1999                                      1.00      .050    (.050)        1.00      5.10        .30      4.99            17

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .003    (.003)        1.00       .65(a)     .60(a)    .64(a)           221

Year Ended January 31,

  2003                                      1.00      .012    (.012)        1.00      1.19        .60      1.17               52

  2002                                      1.00      .032    (.032)        1.00      3.21        .60      3.02              121

  2001                                      1.00      .056    (.056)        1.00      5.70        .60      5.53              119

  2000                                      1.00      .044    (.044)        1.00      4.46        .60      4.36               33

  1999                                      1.00      .047    (.047)        1.00      4.79        .60      4.68              126

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.





                                                  PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                   ------------------------------------------------           ------------------------------------

                                                                                                         RATIO OF NET
                                   NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                       VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                   BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                   OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS TREASURY PRIME CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00      1.01(a)     .20(a)   1.01(a)         2,382

Year Ended January 31,

  2003                                      1.00      .016    (.016)        1.00      1.58        .20      1.56            3,291

  2002                                      1.00      .036    (.036)        1.00      3.68        .20      3.40            3,331

  2001                                      1.00      .058    (.058)        1.00      5.94        .20      5.74            1,936

  2000                                      1.00      .046    (.046)        1.00      4.72        .20      4.61            2,227

  1999                                      1.00      .050    (.050)        1.00      5.07        .20      4.96            2,784

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .77(a)     .45(a)    .76(a)         1,131

Year Ended January 31,

  2003                                      1.00      .013    (.013)        1.00      1.32        .45      1.31            1,261

  2002                                      1.00      .034    (.034)        1.00      3.42        .45      3.15            1,300

  2001                                      1.00      .055    (.055)        1.00      5.68        .45      5.49              502

  2000                                      1.00      .044    (.044)        1.00      4.46        .45      4.36              412

  1999                                      1.00      .047    (.047)        1.00      4.81        .45      4.71              434

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00       .91(a)     .30(a)    .91(a)            49

Year Ended January 31,

  2003                                      1.00      .015    (.015)        1.00      1.48        .30      1.46              205

  2002                                      1.00      .035    (.035)        1.00      3.57        .30      3.30               62

  2001                                      1.00      .057    (.057)        1.00      5.84        .30      5.64               10

  2000                                      1.00      .045    (.045)        1.00      4.62        .30      4.51               19

  1999                                      1.00      .049    (.049)        1.00      4.97        .30      4.86               56

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .003    (.003)        1.00       .60(a)     .60(a)    .61(a)           243

Year Ended January 31,

  2003                                      1.00      .012    (.012)        1.00      1.18        .60      1.16              321

  2002                                      1.00      .032    (.032)        1.00      3.26        .60      3.00              522

  2001                                      1.00      .054    (.054)        1.00      5.52        .60      5.34              609

  2000                                      1.00      .042    (.042)        1.00      4.31        .60      4.23              138

  1999                                      1.00      .046    (.046)        1.00      4.65        .60      4.56              132

(A)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds





FINANCIAL HIGHLIGHTS (CONTINUED)



                                                     PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                      ------------------------------------------------           -----------------------------------
                                                                                                            RATIO OF NET
                                      NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                          VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                      BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                      OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)   1.00      .005    (.005)        1.00       .99(a)     .20(a)    .99(a)           236

Year Ended January 31,

  2003                                       1.00      .013    (.013)        1.00      1.33        .20      1.31              224

  2002                                       1.00      .026    (.026)        1.00      2.59        .20      2.52              125

  2001                                       1.00      .039    (.039)        1.00      4.01        .20      3.94              133

  2000                                       1.00      .031    (.031)        1.00      3.18        .20      3.12              129

  1999                                       1.00      .033    (.033)        1.00      3.37        .20      3.31              208

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)   1.00      .004    (.004)        1.00       .75(a)     .45(a)    .74(a)           114

Year Ended January 31,

  2003                                       1.00      .011    (.011)        1.00      1.08        .45      1.06               92

  2002                                       1.00      .023    (.023)        1.00      2.34        .45      2.27               63

  2001                                       1.00      .037    (.037)        1.00      3.75        .45      3.69               45

  2000                                       1.00      .029    (.029)        1.00      2.93        .45      2.86               49

  1999                                       1.00      .031    (.031)        1.00      3.12        .45      3.07               50

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2002 (Unaudited)   1.00      .004    (.004)        1.00       .89(a)     .30(a)    .89(a)           126

Year Ended January 31,

  2003                                       1.00      .012    (.012)        1.00      1.23        .30      1.21              110

  2002                                       1.00      .025    (.025)        1.00      2.48        .30      2.42               71

  2001                                       1.00      .038    (.038)        1.00      3.91        .30      3.84             --(b)

  2000                                       1.00      .030    (.030)        1.00      3.08        .30      3.02             --(b)

  1999                                       1.00      .032    (.032)        1.00      3.27        .30      3.54             --(b)

PARTICIPANT SHARES

Six Months Ended July 31, 2002 (Unaudited)   1.00      .003    (.003)        1.00       .58(a)     .60(a)    .59(a)            21

Year Ended January 31,

  2003                                       1.00      .009    (.009)        1.00       .93        .60       .91               16

  2002                                       1.00      .022    (.022)        1.00      2.18        .60      2.12               16

  2001                                       1.00      .035    (.035)        1.00      3.60        .60      3.54               14

  2000                                       1.00      .027    (.027)        1.00      2.77        .60      2.72             --(b)

  1999                                       1.00      .029    (.029)        1.00      2.97        .60      2.91               15

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




                                                     PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                      ------------------------------------------------           -----------------------------------
                                                                                                            RATIO OF NET
                                      NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                          VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                      BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                      OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00       .93(a)     .20(a)    .94(a)           379

Year Ended January 31,

  2003                                      1.00      .013    (.013)        1.00      1.26        .20      1.25              417

  2002                                      1.00      .024    (.024)        1.00      2.41        .20      2.24              588

  2001                                      1.00      .038    (.038)        1.00      3.87        .20      3.80              330

  2000                                      1.00      .030    (.030)        1.00      3.03        .20      2.98             265

  1999                                      1.00      .031    (.031)        1.00      3.19        .20      3.12              268

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .003    (.003)        1.00       .69(a)     .45(a)    .69(a)            22

Year Ended January 31,

  2003                                      1.00      .010    (.010)        1.00      1.01        .45      1.00               21

  2002                                      1.00      .021    (.021)        1.00      2.15        .45      1.99               17

  2001                                      1.00      .036    (.036)        1.00      3.61        .45      3.55               12

  2000                                      1.00      .027    (.027)        1.00      2.77        .45      2.73               11

  1999                                      1.00      .029    (.029)        1.00      2.93        .45      2.92                9

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .85(a)     .30(a)    .84(a)            10

Year Ended January 31,

  2003                                      1.00      .011    (.011)        1.00      1.15        .30      1.15                6

  2002                                      1.00      .023    (.023)        1.00      2.30        .30      2.14                3

  2001                                      1.00      .037    (.037)        1.00      3.77        .30      3.70              --(b

  2000                                      1.00      .029    (.029)        1.00      2.93        .30      2.88              --(b

  1999                                      1.00      .030    (.030)        1.00      3.09        .30      3.02              --(b

PARTICIPANT SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .003    (.003)        1.00       .54(a)     .60(a)    .54(a)             3

Year Ended January 31,

  2003                                      1.00      .009    (.009)        1.00       .86        .60       .85                2

  2002                                      1.00      .020    (.020)        1.00      2.04        .60      1.84              --(b

  2001                                      1.00      .034    (.034)        1.00      3.46        .60      3.40                1

  2000                                      1.00      .026    (.026)        1.00      2.62        .60      2.58              --(b

  1999                                      1.00      .027    (.027)        1.00      2.78        .60      2.72                1

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 The Funds



FINANCIAL HIGHLIGHTS (CONTINUED)



                                                    PER SHARE DATA ($)                             RATIOS/SUPPLEMENTAL DATA (%)
                                     ------------------------------------------------           ------------------------------------
                                                                                                           RATIO OF NET
                                     NET ASSET             DIVIDENDS    NET ASSET               RATIO OF   INVESTMENT   NET  ASSETS
                                         VALUE      NET     FROM NET    VALUE                   EXPENSES   INCOME TO      END OF
                                     BEGINNING  INVESTMENT  INVESTMENT  END       TOTAL       TO AVERAGE   AVERAGE        PERIOD
                                     OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN (%)  NET ASSETS  NET ASSETS  ($X1,000,000)
----------------------------------------------------------------------------------------------------------------------------------

DREYFUS TAX EXEMPT CASH MANAGEMENT

INSTITUTIONAL SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .005    (.005)        1.00       .97(a)     .20(a)    .95(a)         2,133

Year Ended January 31,

  2003                                      1.00      .013    (.013)        1.00      1.29        .20      1.28            2,073

  2002                                      1.00      .025    (.025)        1.00      2.50        .20      2.40            1,880

  2001                                      1.00      .039    (.039)        1.00      3.95        .20      3.85            1,538

  2000                                      1.00      .031    (.031)        1.00      3.11        .20      3.05            1,059

  1999                                      1.00      .032    (.032)        1.00      3.26        .20      3.20            1,286

INVESTOR SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .71(a)     .45(a)    .70(a)           170

Year Ended January 31,

  2003                                      1.00      .010    (.010)        1.00      1.04        .45      1.03              119

  2002                                      1.00      .022    (.022)        1.00      2.25        .45      2.15              195

  2001                                      1.00      .036    (.036)        1.00      3.69        .45      3.60              154

  2000                                      1.00      .028    (.028)        1.00      2.86        .45      2.80              223

  1999                                      1.00      .030    (.030)        1.00      3.00        .45      2.96              161

ADMINISTRATIVE SHARES

Six Months Ended July 31, 2003 (Unaudited)  1.00      .004    (.004)        1.00       .85(a)     .30(a)    .85(a)           262

Year Ended January 31,

  2003                                      1.00      .012    (.012)        1.00      1.19        .30      1.18              185

  2002                                      1.00      .024    (.024)        1.00      2.40        .30      2.30                7

  2001                                      1.00      .038    (.038)        1.00      3.85        .30      3.75             --(b)

  2000                                      1.00      .030    (.030)        1.00      3.00        .30      2.95                2

  1999                                      1.00      .031    (.031)        1.00      3.15        .30      2.95                1

PARTICIPANT SHARES

Six Months Ended July 31, 2002 (Unaudited)  1.00      .003    (.003)        1.00       .56(a)     .60(a)    .55(a)            40

Year Ended January 31,

  2003                                      1.00      .009    (.009)        1.00       .89        .60       .88              139

  2002                                      1.00      .021    (.021)        1.00      2.10        .60      2.00              151

  2001                                      1.00      .035    (.035)        1.00      3.54        .60      3.45              168

  2000                                      1.00      .027    (.027)        1.00      2.70        .60      2.65              131

  1999                                      1.00      .028    (.028)        1.00      2.85        .60      2.81               73

(A)  ANNUALIZED.

(B)  AMOUNT REPRESENTS LESS THAN $1 MILLION.

SEE NOTES TO FINANCIAL STATEMENTS.




NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management, (each, a "fund" and collectively, the "funds") are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the "Act"). Each fund, other than Dreyfus New York Municipal Cash Management, is a diversified series. Dreyfus New York Municipal Cash Management is a non-diversified series. Dreyfus Government Cash Management and Dreyfus Government Prime Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the "Company") which currently offers two series. Each fund' s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from federal income tax, and, in the case of Dreyfus New York Municipal Cash Management only, which is exempt from federal, New York state and New York city personal income taxes. The Dreyfus Corporation (the "Manager") serves as each fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the funds' shares, which are sold to the public without a sales charge. Each fund offers the following classes of shares:
Institutional Shares, Investor Shares, Administrative Shares and Participant Shares. Investor Shares, Administrative Shares and Participant Shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

It is each fund's policy to maintain a continuous net asset value per share of $1.00; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Each fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the funds' Board members to represent the fair value of each fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and discount on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, each fund receives net earnings credits based on available cash balances left on deposit. The following funds received net earnings credits during the period ended July 31, 2003:

Dreyfus Cash Management                                            37,519

Dreyfus Municipal

  Cash Management Plus                                             26,861

Dreyfus New York Municipal

  Cash Management                                                  30,284

Dreyfus Tax Exempt Cash Management                                109,286

Income earned under this arrangement is included in interest income.

Dreyfus New York Municipal Cash Management follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management and Dreyfus Treasury Cash Management may enter into repurchase
agree    The    Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

ments with financial institutions, deemed to be creditworthy by the Manager, subject to the seller' s agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: With regards to the Company, expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to both series are allocated between them.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gain.

(e) Federal income taxes: It is the policy of each fund (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of each fund's distributions paid to shareholders (except for Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management) during the fiscal year ended January 31, 2003, were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The tax character of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management and Dreyfus Tax Exempt Cash Management distributions paid to shareholders during the fiscal year ended January 31, 2003, were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

The following summarizes each fund's accumulated capital losses available to be applied against future net securities profits, if any, realized subsequent to January 31, 2003.

                                                               EXPIRING IN FISCAL:                 ($ X 1,000)

                                                   2004     2005      2006      2007     2008      2009     2010     2011     TOTAL
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Cash Management                              --       --        61        --        60       --       --       --      121

Dreyfus Cash Management Plus, Inc.                   --       --        --        --        --       --       --       --       --

Dreyfus Government Cash Management                   --       --        --        --        --       --       --       --       --

Dreyfus Government Prime Cash Management             --       --        --        --        20       39       --        4       63

Dreyfus Treasury Cash Management                     --       --        --        43        80       47       --       --      170

Dreyfus Treasury Prime Cash Management               --       --        --        --        --       61       --       --       61

Dreyfus Municipal Cash Management Plus               --       11        --        18        --       --       --       --       29

Dreyfus New York Municipal Cash Management           --        3        --        --        --       --       --       --        3

Dreyfus Tax Exempt Cash Management                   --      110        43        25       219       --       --       --      397


At July 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with the Manager, the management fee of each fund is computed at the annual rate of .20 of 1% of the value of such fund's average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund's investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) other than the following expenses, which will be borne by the fund:
the   management  fee,  and  with  respect  to  the  fund' s  Investor  Shares,
Administrative Shares and Participant Shares, Rule 12b-1 Service Plan expenses.

(b) Under each fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Investor Shares, Administrative Shares and Participant Shares, each fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25, .10 and .40 of 1% of the value of the average daily net assets of Investor Shares, Administrative Shares and Participant Shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of a fund's, Investor Shares, Administrative Shares and Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under each Plan are payable without regard to actual expenses incurred. The table below summarizes the amount each fund was charged pursuant to the Plan during the period ended July 31, 2003.

(c) Each fund (except for Dreyfus New York Municipal Cash Management) pays its Board members an annual fee of $3,000 and an attendance fee of $500 per meeting. Dreyfus New York Municipal Cash Management pays its Board members an annual fee of $1,000 and an attendance fee of $500 per meeting. These amounts are borne by the Manager as to each fund pursuant to the undertakings in effect. See Note 2(a).

NOTE 3--Capital Share Transactions:

Each fund (except for Dreyfus Cash Management Plus, Inc.) is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Dreyfus Cash Management Plus, Inc. is authorized to issue 90 billion shares of $.001 par value Common Stock.

                                                                             Investor        Administrative         Participant
                                                                           Shares ($)            Shares ($)            Shares ($)
-----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Cash Management                                                     2,014,549               281,542               211,002

Dreyfus Cash Management Plus, Inc.                                          2,139,098             1,044,085             1,965,234

Dreyfus Government Cash Management                                          2,016,689               533,151             1,131,643

Dreyfus Government Prime Cash Management                                      358,763                97,891               384,576

Dreyfus Treasury Cash Management                                            1,390,361                 9,506               155,240

Dreyfus Treasury Prime Cash Management                                      1,564,335                65,123               592,386

Dreyfus Municipal Cash Management Plus                                        119,897                61,297                32,800

Dreyfus New York Municipal Cash Management                                     33,606                 3,021                 5,967

Dreyfus Tax Exempt Cash Management                                            155,726               118,648               113,106


                                                                                                                  The Funds

NOTES

                                                           For More Information

                Dreyfus Cash Management Funds
                200 Park Avenue
                New York, NY 10166

                Manager

                The Dreyfus Corporation
                200 Park Avenue
                New York, NY 10166

                Custodian

                The Bank of New York
                100 Church Street
                New York, NY 10286

                Transfer Agent &
                Dividend Disbursing Agent

                Dreyfus Transfer, Inc.
                200 Park Avenue
                New York, NY 10166

                Distributor

                Dreyfus Service Corporation
                200 Park Avenue
                New York, NY 10166

To obtain information:

BY TELEPHONE Call your Dreyfus Institutional Services Division representative or 1-800-346-3621

BY E-MAIL Access Dreyfus Institutional Services Division at www.LIONSALES.com. You can obtain product information and E-mail requests for information or literature.

BY MAIL Write to: Dreyfus Institutional Services Division 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                 CMGTSA0703



Item 2.      Code of Ethics.

            Not applicable.

Item 3.      Audit Committee Financial Expert.

            Not applicable.

Item 4.      Principal Accountant Fees and Services.

            Not applicable.

Item 5.      Audit Committee of Listed Registrants.

            Not applicable.

Item 6.      [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.      [Reserved]

Item 9.      Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.  Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  September 24, 2003

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  September 24, 2003


                                  EXHIBIT INDEX

          (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

          (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

                                                                    [EX-99.CERT]
                                                                  Exhibit (a)(2)

                           SECTION 302 CERTIFICATIONS

I, Stephen E. Canter, certify that:

1. I have reviewed this report on Form N-CSR of Dreyfus Cash Management Plus, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Evaluated  the  effectiveness  of  the  registrant's   disclosure
     controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                               By:   /S/STEPHEN E. CANTER
                                     Stephen E. Canter
                                     Chief Executive Officer

                               Date: September 24, 2003


                           SECTION 302 CERTIFICATIONS

I, James Windels, certify that:

1. I have reviewed this report on Form N-CSR of Dreyfus Cash Management Plus, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Evaluated  the  effectiveness  of  the  registrant's   disclosure
     controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

     (c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

    (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

                               By:   /S/JAMES WINDELS
                                     James Windels
                                     Chief Financial Officer

                               Date: September 24, 2003

                                                                 [EX-99.906CERT]
                                                                     Exhibit (b)


                                 SECTION 906 CERTIFICATIONS

     In connection with this report on Form N-CSR for the Registrant as furnished to the Securities and Exchange Commission on the date hereof (the "Report"), the undersigned hereby certify, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

     (1) the Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable; and

     (2) the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

                               By:   /S/STEPHEN E. CANTER
                                     Stephen E. Canter
                                     Chief Executive Officer

                               Date: September 24, 2003


                               By:   /S/JAMES WINDELS
                                     James Windels
                                     Chief Financial Officer

                               Date: September 24, 2003


     This certificate is furnished pursuant to the requirements of Form N-CSR and shall not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section, and shall not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act of 1934.